UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03334

Calvert Social Investment Fund

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2020

Date of Reporting Period

Item 1.	Report to Stockholders.

Calvert
Social Investment Fund
Semiannual Report
March 31, 2020

Calvert Balanced Fund    •    Calvert Bond Fund    •    Calvert Equity Fund
Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
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Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
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Semiannual Report March 31, 2020
Calvert
Social Investment Fund

Calvert
Balanced Fund
March 31, 2020
Performance

Portfolio Managers Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/21/1982	10/21/1982	(8.38)%	(1.85)%	3.87%	6.78%
Class A with 4.75% Maximum Sales Charge	—	—	(12.73)	(6.52)	2.86	6.26
Class C at NAV	03/01/1994	10/21/1982	(8.73)	(2.61)	3.05	5.93
Class C with 1% Maximum Sales Charge	—	—	(9.62)	(3.56)	3.05	5.93
Class I at NAV	12/27/2004	10/21/1982	(8.26)	(1.64)	4.21	7.22
Class R6 at NAV	02/01/2019	10/21/1982	(8.22)	(1.58)	4.22	7.23
··
Russell 1000® Index			—	—	(13.01)%	(8.03)%	6.21%	10.38%
Bloomberg Barclays U.S. Aggregate Bond Index			—	—	3.33	8.93	3.35	3.88
Balanced Blended Benchmark	—	—	(6.45)	(1.03)	5.34	8.01

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.96%	1.71%	0.71%	0.66%
Net	0.93	1.68	0.68	0.64
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Balanced Fund
March 31, 2020
Fund Profile

Asset Allocation (% of total investment)

Equity Investments Sector Allocation (% of total investments)

* Amount is less than 0.05%.
Fixed-Income Allocation (% of total investments)

* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Bond Fund
March 31, 2020
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	(1.58)%	3.23%	2.36%	3.41%
Class A with 3.75% Maximum Sales Charge	—	—	(5.27)	(0.66)	1.58	3.02
Class C at NAV	06/01/1998	08/24/1987	(1.93)	2.40	1.50	2.57
Class C with 1% Maximum Sales Charge	—	—	(2.90)	1.40	1.50	2.57
Class I at NAV	03/31/2000	08/24/1987	(1.48)	3.43	2.69	3.89
Class R6 at NAV	10/03/2017	08/24/1987	(1.38)	3.50	2.72	3.90
··
Bloomberg Barclays U.S. Aggregate Bond Index			—	—	3.33%	8.93%	3.35%	3.88%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.77%	1.57%	0.57%	0.50%
Net	0.73	1.53	0.53	0.46
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Bond Fund
March 31, 2020
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)*

* Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
5

Calvert
Equity Fund
March 31, 2020
Performance

Portfolio Managers Joseph B. Hudepohl, CFA, Lance V. Garrison, CFA, Jeffrey A. Miller, CFA and Robert R. Walton, Jr., CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	(9.01)%	0.67%	9.99%	11.60%
Class A with 4.75% Maximum Sales Charge	—	—	(13.34)	(4.10)	8.93	11.06
Class C at NAV	03/01/1994	08/24/1987	(9.36)	(0.10)	9.16	10.77
Class C with 1% Maximum Sales Charge	—	—	(10.22)	(1.05)	9.16	10.77
Class I at NAV	11/01/1999	08/24/1987	(8.90)	0.91	10.37	12.09
Class R6 at NAV	10/03/2017	08/24/1987	(8.86)	0.99	10.39	12.10
··
Russell 1000® Growth Index			—	—	(4.98)%	0.91%	10.35%	12.96%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.00%	1.75%	0.75%	0.68%
Net	0.99	1.74	0.74	0.67
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
6

Calvert
Equity Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Danaher Corp.	4.8%
Thermo Fisher Scientific, Inc.	4.8
Microsoft Corp.	4.8
Alphabet, Inc., Class C	4.6
Visa, Inc., Class A	4.6
Dollar General Corp.	3.9
American Tower Corp.	3.6
Ecolab, Inc.	3.6
Linde PLC	3.5
Zoetis, Inc.	3.5
Total	41.7%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
7

Calvert
Social Investment Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profiles subject to change due to active management.
8

Calvert
Social Investment Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Balanced Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 916.20	$4.46 **	0.93%
Class C	$1,000.00	$ 912.70	$8.03 **	1.68%
Class I	$1,000.00	$ 917.40	$3.26 **	0.68%
Class R6	$1,000.00	$ 917.80	$3.07 **	0.64%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.35	$4.70 **	0.93%
Class C	$1,000.00	$1,016.60	$8.47 **	1.68%
Class I	$1,000.00	$1,021.60	$3.44 **	0.68%
Class R6	$1,000.00	$1,021.80	$3.23 **	0.64%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
9

Calvert
Social Investment Fund
March 31, 2020
Fund Expenses — continued

Calvert Bond Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 984.20	$3.62 **	0.73%
Class C	$1,000.00	$ 980.70	$7.58 **	1.53%
Class I	$1,000.00	$ 985.20	$2.63 **	0.53%
Class R6	$1,000.00	$ 986.20	$2.28 **	0.46%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.35	$3.69 **	0.73%
Class C	$1,000.00	$1,017.35	$7.72 **	1.53%
Class I	$1,000.00	$1,022.35	$2.68 **	0.53%
Class R6	$1,000.00	$1,022.70	$2.33 **	0.46%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
Calvert Equity Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 909.90	$4.58	0.96%
Class C	$1,000.00	$ 906.40	$8.15	1.71%
Class I	$1,000.00	$ 911.00	$3.39	0.71%
Class R6	$1,000.00	$ 911.40	$3.06	0.64%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.85	0.96%
Class C	$1,000.00	$1,016.45	$8.62	1.71%
Class I	$1,000.00	$1,021.45	$3.59	0.71%
Class R6	$1,000.00	$1,021.80	$3.23	0.64%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
10

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 7.3%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$ 454	$ 457,853
Avant Loans Funding Trust:
Series 2017-B, Class C, 4.99%, 11/15/23(1)	855	853,578
Series 2018-A, Class B, 3.95%, 12/15/22(1)	575	478,341
Series 2018-A, Class C, 4.79%, 5/15/24(1)	150	135,210
Series 2019-A, Class A, 3.48%, 7/15/22(1)	232	226,171
Series 2019-B, Class A, 2.72%, 10/15/26(1)	767	747,066
Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.50%, 7/20/21(1)	468	467,333
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,154	2,042,581
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	68	66,260
Series 2018-A, Class B, 4.65%, 1/15/23(1)	30	28,951
Series 2019-A, Class A, 3.40%, 10/16/23(1)	410	398,818
Series 2019-A, Class B, 4.36%, 10/16/23(1)	520	493,286
Series 2019-B, Class A, 2.66%, 6/17/24(1)	1,355	1,285,839
Series 2019-B, Class B, 3.62%, 6/17/24(1)	295	244,628
Consumer Loan Underlying Bond Credit Trust:
Series 2017-P2, Class B, 3.56%, 1/15/24(1)	293	285,097
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	245	236,512
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	164	155,088
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	898	862,968
Credit Acceptance Auto Loan Trust:
Series 2017-1A, Class B, 3.04%, 12/15/25(1)	395	394,588
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	947	943,811
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	166	156,178
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	215	217,391
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	890	899,043
Series 2016-1A, Class A2, 6.125%, 7/20/46(1)	290	292,123
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	59	57,740
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	160	149,297
Element Rail Leasing I, LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44(1)	37	37,153
Series 2014-1A, Class B1, 4.406%, 4/19/44(1)	700	695,959
Enterprise Fleet Financing, LLC, Series 2017-3, Class A2, 2.13%, 5/22/23(1)	1,192	1,187,549
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	805	746,703
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	80	69,897
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	1,235	1,178,668
Security	Principal Amount (000's omitted)	Value
FOCUS Brands Funding, LLC: (continued)
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	$ 350	$ 291,699
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	547	525,377
InSite Issuer, LLC:
Series 2016-1A, Class A, 2.883%, 11/15/46(1)	345	298,735
Series 2016-1A, Class C, 6.414%, 11/15/46(1)	50	42,619
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	658	608,947
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	250	162,352
Marlette Funding Trust, Series 2018-3A, Class C, 4.63%, 9/15/28(1)	150	125,928
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	765	757,980
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,910	1,645,419
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	500	354,920
OneMain Financial Issuance Trust:
Series 2016-1A, Class B, 4.57%, 2/20/29(1)	460	453,761
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	717	705,815
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	2,486	2,342,462
Oportun Funding VIII, LLC, Series 2018-A, Class A, 3.61%, 3/8/24(1)	1,528	1,447,431
OSCAR US Funding X, LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	257	259,073
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,074	1,024,939
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	143	128,594
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	628	498,781
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32(1)	195	193,219
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23(1)	123	120,218
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	149	147,876
Series 2018-2A, Class B, 3.96%, 10/15/24(1)	920	893,942
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	87	85,935
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	1,000	1,034,461
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	2,598	2,449,962
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	603	591,737
Series 2020-A, Class A, 2.62%, 12/15/26(1)	536	523,032
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	534	494,923
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	460	439,463

11
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	$ 1,501	$ 1,410,841
Series 2014-2, Class B, 5.44%, 7/20/44(1)	1,707	1,578,212
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,584	1,541,148
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	1,416	1,334,553
Springleaf Funding Trust:
Series 2016-AA, Class A, 2.90%, 11/15/29(1)	257	254,640
Series 2016-AA, Class B, 3.80%, 11/15/29(1)	910	881,995
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	98	96,958
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	5,045	5,068,023
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	405	385,107
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	255	189,189
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	497	437,293
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	495	450,012
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	765	598,026
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,296	1,303,507
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	424	423,663
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	387	388,562
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	2,016	2,029,824
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	395	388,296
Series 2019-A, Class B, 2.41%, 12/20/22(1)	145	140,553
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	134	86,204
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,430	1,488,558
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	687	685,649
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,526	1,476,746
VB-S1 Issuer, LLC, Series 2016-1A, Class C, 3.065%, 6/15/46(1)	770	764,323
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	410	264,573
Series 2020-A, Class C, 6.657%, 3/15/45(1)	250	198,450
Total Asset-Backed Securities (identified cost $62,156,771)		$ 59,006,185

Collateralized Mortgage-Backed Obligations — 6.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$ 3,315	$ 3,737,491
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,135	1,369,441
Series W5FX, Class AFX, 3.092%, 4/25/28(2)	412	467,121
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.197%, (1 mo. USD LIBOR + 3.25%), 5/25/25(3)	720	645,125
Series 2015-HQA2, Class M2, 3.747%, (1 mo. USD LIBOR + 2.80%), 5/25/28(3)	65	64,924
Series 2017-DNA3, Class M2, 3.447%, (1 mo. USD LIBOR + 2.50%), 3/25/30(3)	1,190	1,053,650
Series 2017-HQA2, Class M2, 3.597%, (1 mo. USD LIBOR + 2.65%), 12/25/29(3)	435	372,365
Series 2018-DNA1, Class M1, 1.397%, (1 mo. USD LIBOR + 0.45%), 7/25/30(3)	121	121,157
Series 2018-DNA1, Class M2, 2.747%, (1 mo. USD LIBOR + 1.80%), 7/25/30(3)	670	567,220
Series 2018-DNA1, Class M2AT, 1.997%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	1,055	969,192
Series 2018-HQA1, Class M2, 3.247%, (1 mo. USD LIBOR + 2.30%), 9/25/30(3)	318	272,682
Series 2019-DNA2, Class M2, 3.397%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(3)	209	178,130
Series 2019-DNA3, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	2,611	2,215,505
Series 2019-DNA4, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 10/25/49(1)(3)	250	246,668
Series 2019-DNA4, Class M2, 2.897%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	880	711,632
Series 2019-HQA2, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(3)	755	634,306
Series 2019-HQA3, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/49(1)(3)	207	206,315
Series 2019-HQA3, Class M2, 2.797%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(3)	180	147,540
Series 2020-DNA1, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(3)	662	643,098
Series 2020-DNA2, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(3)	1,235	1,146,745
Series 2020-HQA1, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(3)	235	223,868
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.894%, 2/25/27(2)	240	246,849
Series 2017-M13, Class A2, 3.033%, 9/25/27(2)	1,350	1,536,270
Series 2018-M4, Class A2, 3.147%, 3/25/28(2)	1,572	1,744,441
Series 2018-M8, Class A2, 3.436%, 6/25/28(2)	989	1,155,448
Series 2018-M13, Class A2, 3.82%, 9/25/30(2)	3,600	4,234,481
Series 2019-M1, Class A2, 3.673%, 9/25/28(2)	1,700	1,974,394
Series 2019-M9, Class A2, 2.937%, 4/25/29	660	727,020

12
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2019-M22, Class A2, 2.522%, 8/25/29	$ 7,125	$ 7,757,837
Series 2020-M1, Class A2, 2.444%, 9/25/29	2,322	2,484,695
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 6.197%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	891	875,340
Series 2014-C02, Class 1M2, 3.547%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	1,167	1,077,523
Series 2014-C02, Class 2M2, 3.547%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	356	315,452
Series 2014-C03, Class 1M2, 3.947%, (1 mo. USD LIBOR + 3.00%), 7/25/24(3)	833	761,534
Series 2014-C03, Class 2M2, 3.847%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	585	544,816
Series 2014-C04, Class 1M2, 5.847%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	1,145	1,093,316
Series 2016-C06, Class 1M2, 5.197%, (1 mo. USD LIBOR + 4.25%), 4/25/29(3)	400	387,997
Series 2017-C04, Class 2M1, 1.797%, (1 mo. USD LIBOR + 0.85%), 11/25/29(3)	148	148,242
Series 2017-C05, Class 1M2, 3.147%, (1 mo. USD LIBOR + 2.20%), 1/25/30(3)	397	353,221
Series 2017-C06, Class 1M2, 3.597%, (1 mo. USD LIBOR + 2.65%), 2/25/30(3)	617	553,873
Series 2018-C03, Class 1M1, 1.627%, (1 mo. USD LIBOR + 0.68%), 10/25/30(3)	49	48,682
Series 2018-C06, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 3/25/31(3)	72	63,791
Series 2018-R07, Class 1M2, 3.347%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	957	848,442
Series 2019-R01, Class 2M2, 3.397%, (1 mo. USD LIBOR + 2.45%), 7/25/31(1)(3)	334	279,021
Series 2019-R02, Class 1M2, 3.247%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	270	234,320
Series 2019-R03, Class 1M2, 3.097%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(3)	604	520,871
Series 2019-R05, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	559	483,116
Series 2019-R06, Class 2M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(3)	870	854,318
Series 2020-R01, Class 1M1, 1.747%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(3)	788	762,771
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	549	589,711
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(4)	140	123,559
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	480	479,482
Total Collateralized Mortgage-Backed Obligations (identified cost $49,021,740)		$ 49,255,008

Commercial Mortgage-Backed Securities — 1.8%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$ 1,605	$ 1,438,507
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	680	557,170
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,115	792,276
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.625%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	1,529	1,476,025
Series 2019-XL, Class B, 1.785%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	717	684,424
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.955%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(3)	490	475,413
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 4.197%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	25	17,785
Series 2020-01, Class M10, 4.362%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	750	594,628
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	200	192,579
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	486,231
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	225	180,199
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.405%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)	1,045	1,001,361
Series 2019-BPR, Class A, 2.105%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(3)	1,585	1,478,871
Series 2019-BPR, Class B, 2.805%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(3)	475	419,909
Series 2019-BPR, Class C, 3.755%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(3)	205	179,556
Motel 6 Trust:
Series 2017-MTL6, Class B, 1.895%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(3)	136	121,451
Series 2017-MTL6, Class C, 2.105%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	1,376	1,197,449
Series 2017-MTL6, Class D, 2.855%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(3)	333	296,529
Series 2017-MTL6, Class E, 3.955%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(3)	99	80,356
RETL Trust:
Series 2019-RVP, Class A, 1.855%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(3)	269	251,973
Series 2019-RVP, Class B, 2.255%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(3)	1,920	1,713,411
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	850	776,481
Total Commercial Mortgage-Backed Securities (identified cost $15,985,047)		$ 14,412,584

13
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Common Stocks — 57.6%

Security	Shares	Value
Aerospace & Defense — 0.4%
Hexcel Corp.	90,200	$ 3,354,538
		$ 3,354,538
Banks — 3.2%
Bank of America Corp.	378,900	$ 8,044,047
JPMorgan Chase & Co.	99,200	8,930,976
KeyCorp	243,800	2,528,206
PNC Financial Services Group, Inc. (The)	64,900	6,212,228
		$ 25,715,457
Beverages — 2.8%
Coca-Cola Co. (The)	216,100	$ 9,562,425
PepsiCo, Inc.	108,496	13,030,369
		$ 22,592,794
Capital Markets — 1.3%
Cboe Global Markets, Inc.	56,700	$ 5,060,475
Tradeweb Markets, Inc., Class A	138,966	5,842,131
		$ 10,902,606
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	69,825	$ 6,463,002
		$ 6,463,002
Communications Equipment — 0.9%
Cisco Systems, Inc.	180,700	$ 7,103,317
		$ 7,103,317
Consumer Finance — 0.6%
American Express Co.	53,800	$ 4,605,818
		$ 4,605,818
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	188,408	$ 10,123,162
		$ 10,123,162
Electrical Equipment — 1.7%
AMETEK, Inc.	115,700	$ 8,332,714
Emerson Electric Co.	119,600	5,698,940
		$ 14,031,654
Entertainment — 1.0%
Electronic Arts, Inc.(5)	81,100	$ 8,123,787
		$ 8,123,787
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	41,700	$ 9,080,175
AvalonBay Communities, Inc.	43,099	6,342,880
		$ 15,423,055
Food Products — 1.5%
Mondelez International, Inc., Class A	242,270	$ 12,132,882
		$ 12,132,882
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	125,100	$ 9,871,641
Danaher Corp.	81,400	11,266,574
ICU Medical, Inc.(5)	26,600	5,367,082
		$ 26,505,297
Health Care Providers & Services — 1.2%
Anthem, Inc.	44,300	$ 10,057,872
		$ 10,057,872
Independent Power and Renewable Electricity Producers — 0.6%
NextEra Energy Partners, L.P.	112,700	$ 4,846,100
		$ 4,846,100
Insurance — 1.3%
First American Financial Corp.	104,143	$ 4,416,705
Progressive Corp. (The)	84,400	6,232,096
		$ 10,648,801
Interactive Media & Services — 3.9%
Alphabet, Inc., Class C(5)	22,412	$ 26,060,898
IAC/InterActiveCorp. (5)	32,800	5,878,744
		$ 31,939,642
Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(5)	13,566	$ 26,449,901
		$ 26,449,901
IT Services — 5.1%
Cognizant Technology Solutions Corp., Class A	143,614	$ 6,673,742
Fidelity National Information Services, Inc.	77,700	9,451,428
MasterCard, Inc., Class A	19,700	4,758,732
PayPal Holdings, Inc.(5)	67,800	6,491,172
Visa, Inc., Class A	87,300	14,065,776
		$ 41,440,850

14
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	34,597	$ 9,811,709
		$ 9,811,709
Machinery — 1.3%
Ingersoll Rand, Inc.(5)	199,500	$ 4,947,600
Stanley Black & Decker, Inc.	56,100	5,610,000
		$ 10,557,600
Metals & Mining — 0.9%
Steel Dynamics, Inc.	305,400	$ 6,883,716
		$ 6,883,716
Multi-Utilities — 1.4%
CMS Energy Corp.	105,173	$ 6,178,914
Sempra Energy	48,215	5,447,813
		$ 11,626,727
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	145,100	$ 8,087,874
Catalent, Inc.(5)	119,500	6,208,025
Sanofi	92,000	7,964,881
Zoetis, Inc.	41,600	4,895,904
		$ 27,156,684
Road & Rail — 0.7%
Kansas City Southern	43,700	$ 5,557,766
		$ 5,557,766
Semiconductors & Semiconductor Equipment — 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	120,700	$ 5,768,253
Texas Instruments, Inc.	71,096	7,104,623
		$ 12,872,876
Software — 5.1%
Adobe, Inc.(5)	19,724	$ 6,276,966
Intuit, Inc.	16,167	3,718,410
Microsoft Corp.	200,251	31,581,585
		$ 41,576,961
Specialty Retail — 2.8%
Home Depot, Inc. (The)	54,100	$ 10,101,011
Lowe's Cos., Inc.	77,133	6,637,295
TJX Cos., Inc. (The)	127,800	6,110,118
		$ 22,848,424
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	92,352	$ 23,484,190
		$ 23,484,190
Venture Capital — 0.2%
CFBanc Corp.(5)(6)(7)	27,000	$ 256,766
Consensus Orthopedics, Inc.(5)(6)(7)	180,877	145
Kickboard (5)(6)(7)	169,932	2,229
Learn Capital Venture Partners III, L.P.(5)(6)(7)	995,790	1,190,432
MACH Energy(5)(6)(7)	20,536	1,425
Neighborhood Bancorp, Class A(5)(6)(7)	10,000	8,000
		$ 1,458,997
Total Common Stocks (identified cost $440,409,956)		$ 466,296,185

Corporate Bonds — 16.0%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.3%
Ecolab, Inc., 4.80%, 3/24/30	USD 265	$ 302,878
LG Chem, Ltd.:
3.25%, 10/15/24(1)	USD 1,250	1,296,775
3.625%, 4/15/29(1)	USD 575	568,386
		$ 2,168,039
Communications — 1.1%
AT&T, Inc.:
2.781%, (3 mo. USD LIBOR + 0.95%), 7/15/21(3)	USD 32	$ 31,453
4.30%, 2/15/30	USD 1,646	1,775,135
4.50%, 3/9/48	USD 675	736,118
4.90%, 6/15/42	USD 785	878,568
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	USD 1,955	2,046,759
Comcast Corp., 4.70%, 10/15/48	USD 350	454,443
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	USD 835	770,454
CommScope, Inc., 8.25%, 3/1/27(1)	USD 100	96,945
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	USD 450	451,412
Discovery Communications, LLC, 5.20%, 9/20/47	USD 1,416	1,453,593
NBCUniversal Media, LLC, 4.45%, 1/15/43	USD 405	516,197
Sprint Corp., 7.25%, 9/15/21	USD 160	165,786
		$ 9,376,863

15
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 1.9%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	USD 792	$ 671,654
5.25%, 7/15/25	USD 1,054	1,062,054
5.60%, 7/15/20(1)	USD 766	767,927
5.625%, 1/15/21(1)	USD 155	154,316
Azul Investments, LLP, 5.875%, 10/26/24(1)(8)	USD 445	248,646
Ford Motor Credit Co., LLC:
1.574%, (3 mo. USD LIBOR + 0.79%), 6/12/20(3)	USD 320	310,518
2.71%, (3 mo. USD LIBOR + 0.81%), 4/5/21(3)	USD 335	309,908
2.728%, (3 mo. USD LIBOR + 0.88%), 10/12/21(3)	USD 910	836,971
2.843%, (3 mo. USD LIBOR + 1.08%), 8/3/22(3)	USD 525	430,500
2.979%, 8/3/22	USD 2,615	2,445,025
3.087%, 1/9/23	USD 567	513,135
4.14%, 2/15/23	USD 675	631,530
Home Depot, Inc. (The), 2.70%, 4/15/30	USD 483	492,876
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	USD 402	364,974
Macy's Retail Holdings, Inc.:
2.875%, 2/15/23(8)	USD 1,175	846,653
3.625%, 6/1/24	USD 350	234,946
MDC Holdings, Inc., 6.00%, 1/15/43	USD 217	206,329
Nordstrom, Inc.:
4.375%, 4/1/30	USD 1,127	907,208
5.00%, 1/15/44	USD 964	677,853
Tapestry, Inc., 4.125%, 7/15/27	USD 1,361	1,162,959
Target Corp., 2.25%, 4/15/25	USD 677	687,797
TJX Cos., Inc. (The):
3.50%, 4/15/25	USD 643	658,413
3.875%, 4/15/30	USD 505	523,611
		$ 15,145,803
Consumer, Non-cyclical — 1.5%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	USD 987	$ 843,028
Becton Dickinson and Co.:
2.25%, (3 mo. USD LIBOR + 0.875%), 12/29/20(3)	USD 1,771	1,711,515
2.404%, 6/5/20	USD 474	472,540
2.894%, 6/6/22	USD 474	474,774
Centene Corp.:
3.375%, 2/15/30(1)	USD 1,112	1,038,330
4.25%, 12/15/27(1)	USD 473	476,524
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Centene Corp.: (continued)
4.625%, 12/15/29(1)	USD 74	$ 74,781
Conagra Brands, Inc.:
2.378%, (3 mo. USD LIBOR + 0.50%), 10/9/20(3)	USD 155	152,965
2.552%, (3 mo. USD LIBOR + 0.75%), 10/22/20(3)	USD 28	27,706
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	USD 655	733,192
CVS Health Corp.:
1.719%, (3 mo. USD LIBOR + 0.72%), 3/9/21(3)	USD 88	86,203
2.625%, 8/15/24	USD 255	256,280
3.00%, 8/15/26	USD 1,400	1,397,774
3.75%, 4/1/30	USD 89	92,275
4.30%, 3/25/28	USD 1,131	1,203,502
CVS Pass-Through Trust, 6.036%, 12/10/28	USD 720	781,575
Grupo Bimbo SAB de CV, 4.00%, 9/6/49(1)	USD 300	253,258
Massachusetts Institute of Technology, 3.959%, 7/1/38	USD 300	332,671
Pfizer, Inc., 2.625%, 4/1/30	USD 540	567,376
Sysco Corp.:
2.40%, 2/15/30	USD 600	496,084
5.65%, 4/1/25	USD 362	377,330
		$ 11,849,683
Energy — 0.6%
National Oilwell Varco, Inc., 3.60%, 12/1/29	USD 3,475	$ 2,611,928
Oceaneering International, Inc., 4.65%, 11/15/24	USD 126	51,345
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	USD 692	675,081
5.00%, 1/31/28(1)	USD 1,696	1,786,482
		$ 5,124,836
Financial — 6.7%
Aflac, Inc., 3.60%, 4/1/30	USD 1,004	$ 1,018,437
AG Issuer, LLC, 6.25%, 3/1/28(1)	USD 1,075	911,062
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	USD 850	652,375
Ameriprise Financial, Inc., 3.00%, 4/2/25	USD 625	622,356
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	USD 542	541,803
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(9)	USD 1,308	1,242,079
Banco BTG Pactual SA, 4.50%, 1/10/25(1)	USD 200	176,000
Banco Santander SA, 2.773%, (3 mo. USD LIBOR + 1.09%), 2/23/23(3)	USD 305	289,060

16
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Bank of America Corp.:
2.186%, (3 mo. USD LIBOR + 0.38%), 1/23/22(3)	USD 953	$ 915,046
2.456% to 10/22/24, 10/22/25(9)	USD 1,512	1,527,412
2.999%, (3 mo. USD LIBOR + 1.18%), 10/21/22(3)	USD 236	228,030
3.499% to 5/17/21, 5/17/22(9)	USD 1,489	1,507,161
3.55% to 3/5/23, 3/5/24(9)	USD 1,365	1,416,921
3.593% to 7/21/27, 7/21/28(9)	USD 1,400	1,435,626
3.824% to 1/20/27, 1/20/28(9)	USD 2,110	2,193,082
3.974% to 2/7/29, 2/7/30(9)	USD 695	751,860
Bank of America NA, 3.335% to 1/25/22, 1/25/23(9)	USD 2,056	2,056,220
Bank of Montreal, 2.05%, 11/1/22	USD 1,898	1,901,043
Bank of Nova Scotia (The), 2.375%, 1/18/23	USD 1,362	1,372,119
BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33(1)(9)	USD 200	167,115
Capital One Financial Corp.:
2.22%, (3 mo. USD LIBOR + 0.45%), 10/30/20(3)	USD 235	231,428
2.49%, (3 mo. USD LIBOR + 0.72%), 1/30/23(3)	USD 630	589,075
3.30%, 10/30/24	USD 419	413,480
4.20%, 10/29/25	USD 575	574,109
Capital One NA, 2.65%, 8/8/22	USD 610	604,870
Citigroup, Inc.:
2.069%, (3 mo. USD LIBOR + 1.07%), 12/8/21(3)	USD 300	295,141
2.75%, 4/25/22	USD 730	734,354
2.976% to 11/5/29, 11/5/30(9)	USD 948	941,237
3.142% to 1/24/22, 1/24/23(9)	USD 776	786,372
3.887% to 1/10/27, 1/10/28(9)	USD 1,910	1,970,178
Citizens Bank NA, 2.55%, 5/13/21	USD 400	399,684
Citizens Financial Group, Inc., 2.375%, 7/28/21	USD 355	357,993
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	USD 550	546,000
3.61% to 9/12/29, 9/12/34(1)(9)	USD 487	442,384
Digital Realty Trust, L.P.:
3.95%, 7/1/22	USD 750	768,373
4.75%, 10/1/25	USD 525	548,722
Discover Bank:
2.70%, 2/6/30	USD 399	348,181
4.682% to 8/9/23, 8/9/28(9)	USD 1,460	1,487,776
Discover Financial Services, 3.95%, 11/6/24	USD 300	305,847
EPR Properties, 3.75%, 8/15/29	USD 1,000	750,139
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(9)	USD 975	980,956
Security	Principal Amount (000's omitted)	Value
Financial (continued)
HAT Holdings I, LLC/HAT Holdings II, LLC, 5.25%, 7/15/24(1)	USD 260	$ 251,226
Iron Mountain, Inc., 4.375%, 6/1/21(1)	USD 33	32,893
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(9)	USD 485	488,050
3.797% to 7/23/23, 7/23/24(9)	USD 1,465	1,535,422
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(9)	USD 860	813,868
Marsh & McLennan Cos., Inc., 2.575%, (3 mo. USD LIBOR + 1.20%), 12/29/21(3)	USD 379	379,351
Morgan Stanley:
0.71%, (SOFR + 0.70%), 1/20/23(3)	USD 2,321	2,167,293
0.84%, (SOFR + 0.83%), 6/10/22(3)	USD 477	455,431
3.201%, (3 mo. USD LIBOR + 1.40%), 10/24/23(3)	USD 550	534,154
4.00%, 7/23/25	USD 725	777,415
National Australia Bank, Ltd., 3.625%, 6/20/23	USD 575	586,337
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(8)(9)	USD 677	685,850
Newmark Group, Inc., 6.125%, 11/15/23	USD 97	98,834
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	USD 5,700	5,916,038
Radian Group, Inc., 4.875%, 3/15/27	USD 250	248,386
Raymond James Financial, Inc., 4.65%, 4/1/30	USD 53	55,539
SBA Tower Trust:
2.877%, 7/15/46(1)	USD 600	598,682
3.722%, 4/9/48(1)	USD 1,100	1,118,203
SITE Centers Corp., 3.625%, 2/1/25	USD 517	524,588
State Street Corp., 3.152% to 3/30/30, 3/30/31(1)(9)	USD 56	57,577
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(9)	USD 1,529	1,507,992
Synovus Financial Corp.:
3.125%, 11/1/22	USD 311	313,406
5.90% to 2/7/24, 2/7/29(9)	USD 71	66,568
		$ 54,214,209
Government - Multinational — 0.6%
Asian Development Bank, 3.125%, 9/26/28	USD 1,160	$ 1,363,379
International Bank for Reconstruction & Development:
3.125%, 11/20/25	USD 2,600	2,937,628
7.45%, 8/20/21	IDR 2,200,000	136,269
International Finance Corp., 7.50%, 5/9/22	BRL 1,315	267,129
		$ 4,704,405

17
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial — 1.4%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	USD 102	$ 95,370
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR 130	100,366
FedEx Corp., 4.55%, 4/1/46	USD 550	524,855
Jabil, Inc.:
3.60%, 1/15/30	USD 1,536	1,374,414
3.95%, 1/12/28	USD 1,131	1,088,880
4.70%, 9/15/22	USD 1,239	1,236,702
5.625%, 12/15/20	USD 150	149,802
JSL Europe SA, 7.75%, 7/26/24(1)	USD 200	145,509
nVent Finance S.a.r.l., 4.55%, 4/15/28	USD 1,965	2,196,708
Owens Corning:
3.95%, 8/15/29	USD 2,007	1,907,593
4.30%, 7/15/47	USD 268	230,233
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21(1)	USD 540	535,652
United Parcel Service, Inc., 3.90%, 4/1/25	USD 171	185,502
Valmont Industries, Inc.:
5.00%, 10/1/44	USD 110	105,209
5.25%, 10/1/54	USD 675	669,662
Westinghouse Air Brake Technologies Corp., 2.041%, (3 mo. USD LIBOR + 1.30%), 9/15/21(3)	USD 1,037	1,006,857
		$ 11,553,314
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	USD 1,625	$ 1,760,198
		$ 1,760,198
Technology — 0.6%
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	USD 185	$ 185,000
DXC Technology Co., 4.75%, 4/15/27	USD 597	600,604
EMC Corp., 2.65%, 6/1/20	USD 6	5,988
Hewlett Packard Enterprise Co.:
1.464%, (3 mo. USD LIBOR + 0.68%), 3/12/21(3)	USD 516	499,326
2.62%, (3 mo. USD LIBOR + 0.72%), 10/5/21(3)	USD 590	555,725
Microsoft Corp., 2.40%, 8/8/26	USD 575	609,475
NXP BV/NXP Funding, LLC, 4.625%, 6/1/23(1)	USD 840	865,632
Seagate HDD Cayman:
4.875%, 3/1/24	USD 480	479,269
5.75%, 12/1/34	USD 390	362,481
Western Digital Corp., 4.75%, 2/15/26	USD 621	633,575
		$ 4,797,075
Security	Principal Amount (000's omitted)	Value
Utilities — 1.1%
American Water Capital Corp., 2.95%, 9/1/27	USD 750	$ 745,823
Avangrid, Inc.:
3.15%, 12/1/24	USD 1,956	1,949,467
3.80%, 6/1/29	USD 1,635	1,677,332
Consolidated Edison Co. of New York, Inc.:
3.35%, 4/1/30	USD 429	443,409
4.45%, 6/15/20	USD 300	301,028
Enel Finance International NV, 2.65%, 9/10/24(1)	USD 1,256	1,201,414
Engie Energia Chile SA, 3.40%, 1/28/30(1)(8)	USD 200	171,900
MidAmerican Energy Co.:
3.15%, 4/15/50	USD 500	509,397
4.25%, 7/15/49	USD 735	865,356
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	USD 798	783,042
Public Service Co. of Colorado, 3.70%, 6/15/28	USD 548	581,687
		$ 9,229,855
Total Corporate Bonds (identified cost $132,987,987)		$ 129,924,280

Floating Rate Loans(10) — 0.8%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$ 592	$ 533,250
$ 533,250
Cable and Satellite Television — 0.1%
Ziggo Financing Partnership, Term Loan, 3.205%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$ 475	$ 443,531
$ 443,531
Cosmetics/Toiletries — 0.0%(11)
Prestige Brands, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$ 115	$ 107,495
$ 107,495
Drugs — 0.1%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$ 901	$ 868,791
$ 868,791

18
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical — 0.3%
Epicor Software Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/1/22	$ 627	$ 581,274
Go Daddy Operating Company, LLC, Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 2/15/24	119	114,026
Hyland Software, Inc., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 7/1/24	597	557,669
Infor (US), Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/1/22	895	868,132
MA FinanceCo., LLC, Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	37	33,813
Seattle Spinco, Inc., Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	250	228,346
SolarWinds Holdings, Inc., Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 2/5/24	198	184,244
		$ 2,567,504
Equipment Leasing — 0.0%(11)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.523%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$ 305	$ 275,142
		$ 275,142
Health Care — 0.0%(11)
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$ 400	$ 369,109
		$ 369,109
Industrial Equipment — 0.0%(11)
Rexnord, LLC, Term Loan, 2.679%, (1 mo. USD LIBOR + 1.75%), 8/21/24	$ 102	$ 94,199
		$ 94,199
Insurance — 0.1%
Asurion, LLC, Term Loan, 3.989%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$ 467	$ 451,172
		$ 451,172
Leisure Goods/Activities/Movies — 0.0%(11)
Bombardier Recreational Products, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$ 168	$ 141,850
		$ 141,850
Lodging and Casinos — 0.0%(11)
ESH Hospitality, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$ 97	$ 85,125
		$ 85,125
Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.1%
CenturyLink, Inc., Term Loan, 3.239%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$ 299	$ 278,115
Level 3 Financing, Inc., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 3/1/27	176	165,763
$ 443,878
Total Floating Rate Loans (identified cost $6,818,250)		$ 6,381,046

High Social Impact Investments — 0.4%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(7)(12)	$ 2,616	$ 2,520,849
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(7)(13)	393	385,140
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(7)(13)	506	491,958
Total High Social Impact Investments (identified cost $3,514,531)		$ 3,397,947

Preferred Stocks — 0.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(11)
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	28,581	$ 277,236
		$ 277,236
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	34,000	$ 476,000
Series A2, 6.375%	28,000	446,320
		$ 922,320
Venture Capital — 0.1%
Consensus Orthopedics, Inc.:
Series A-1(5)(6)(7)	420,683	$ 4,510
Series B(5)(6)(7)	348,940	3,545
Series C(5)(6)(7)	601,710	6,691
Kickboard:
Series A(5)(6)(7)	1,155,503	183,124
Series A2(5)(6)(7)	404,973	70,401
LearnZillion, Inc.:
Series A(5)(6)(7)	169,492	4,857
Series A-1(5)(6)(7)	108,678	3,115

19
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Venture Capital (continued)
Lumni, Inc., Series B(5)(6)(7)	17,265	$ 99,424
MACH Energy:
Series A(5)(6)(7)	27,977	2,823
Series B(5)(6)(7)	26,575	2,996
Wind Harvest Co., Inc.(5)(6)(7)	8,696	—
		$ 381,486
Total Preferred Stocks (identified cost $3,079,889)		$ 1,581,042

Rights — 0.1%

Security	Shares	Value
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. CVR, Exp. 3/31/21(5)	245,700	$ 933,660
Total Rights (identified cost $520,948)		$ 933,660

Sovereign Government Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Nacional Financiera SNC, 3.375%, 11/5/20(1)	$ 560	$ 549,686
Total Sovereign Government Bonds (identified cost $559,873)		$ 549,686

Taxable Municipal Obligations — 1.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(14)	$ 800	$ 1,029,240
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	900,020
New York City, NY, 5.206%, 10/1/31(14)	1,275	1,495,842
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	670,024
		$ 4,095,126
Special Tax Revenue — 0.7%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$ 935	$ 934,317
2.484%, 6/1/27	665	665,545
2.534%, 6/1/28	830	828,299
2.584%, 6/1/29	455	452,134
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
2.984%, 6/1/33	$ 520	$ 522,678
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(14)	400	490,488
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(14)	1,000	1,271,220
		$ 5,164,681
Water and Sewer — 0.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$ 270	$ 351,419
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	430	417,104
2.184%, 9/1/31	345	333,125
2.264%, 9/1/32	305	294,337
2.344%, 9/1/33	335	323,583
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	3,420	3,204,267
		$ 4,923,835
Total Taxable Municipal Obligations (identified cost $14,040,617)		$ 14,183,642

U.S. Government Agencies and Instrumentalities — 0.6%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$ 305	$ 320,366
2.618%, 8/1/23	153	164,198
2.668%, 8/1/24	534	578,357
2.738%, 8/1/25	534	596,589
3.435%, 8/1/34	530	626,600
3.485%, 8/1/35	295	349,022
3.585%, 8/1/37	547	639,114
U.S. International Development Finance Corp.:
3.22%, 9/15/29	819	907,351
3.52%, 9/20/32	846	969,141
Total U.S. Government Agencies and Instrumentalities (identified cost $4,701,922)		$ 5,150,738

20
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 4.5%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
30-Year, 2.50%, TBA(15)	$ 8,520	$ 8,833,099
30-Year, 3.00%, TBA(15)	16,385	17,184,792
30-Year, 3.50%, TBA(15)	3,245	3,432,694
Pool #AN1879, 2.65%, with maturity at 6/1/26	608	658,125
Pool #AN1909, 2.68%, with maturity at 7/1/26	650	703,234
Pool #BM3990, 4.00%, with maturity at 3/1/48	1,621	1,733,342
Pool #BM5673, 3.50%, with maturity at 11/1/48	811	859,093
Pool #MA3149, 4.00%, with maturity at 10/1/47	2,755	2,946,403
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $35,778,987)		$ 36,350,782

U.S. Treasury Obligations — 3.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.375%, 11/15/49	$ 275	$ 343,460
2.875%, 5/15/49	815	1,113,207
3.125%, 5/15/48	1,425	2,020,939
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(16)	2,014	2,030,109
0.75%, 7/15/28(16)	11,727	12,558,032
U.S. Treasury Notes:
1.125%, 2/28/22	8,050	8,188,045
1.625%, 12/31/21	950	973,323
1.75%, 7/31/21	3,440	3,511,958
Total U.S. Treasury Obligations (identified cost $28,945,301)		$ 30,739,073

Venture Capital Debt Obligations — 0.0%(11)

Security	Principal Amount (000's omitted)	Value
Kickboard Bridge Note, 8.00%, 4/6/20(6)(7)	$ 41	$ 26,310
Total Venture Capital Debt Obligations (identified cost $41,000)		$ 26,310

Venture Capital Limited Partnership Interests — 0.0%(11)

Security	Value
Commons Capital, L.P.(5)(6)(7)	$ 22,036
First Analysis Private Equity Fund IV, L.P.(5)(6)(7)	238,118
GEEMF Partners, L.P.(5)(6)(7)(12)	13,453
Global Environment Emerging Markets Fund, L.P.(5)(6)(7)	36,262
Solstice Capital, L.P.(5)(6)(7)	24,460
Total Venture Capital Limited Partnership Interests (identified cost $132,194)	$ 334,329

Short-Term Investments — 0.1%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(17)	1,183,348	$ 1,183,348
Total Short-Term Investments (identified cost $1,183,348)		$ 1,183,348
Total Investments — 101.2% (identified cost $799,878,361)		$ 819,705,845
Other Assets, Less Liabilities — (1.2)%		$ (9,921,218)
Net Assets — 100.0%		$ 809,784,627

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $104,429,083, which represents 12.9% of the net assets of the Fund as of March 31, 2020.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2020.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.
(4)	Step coupon security. The interest rate disclosed is that which is in effect on March 31, 2020.
(5)	Non-income producing security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(7)	Restricted security. Total market value of restricted securities amounts to $5,599,069, which represents 0.7% of the net assets of the Fund as of March 31, 2020.
(8)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $1,142,271.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.

21
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

(10)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(11)	Amount is less than 0.05%.
(12)	Affiliated company (see Note 8).
(13)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2020.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.
(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(17)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	145,212	EUR	132,700	State Street Bank and Trust Company	5/29/20	$ —	$ (1,465)
						$ —	$(1,465)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	29	Long	6/30/20	$ 6,391,102	$ 91,256
U.S. Ultra-Long Treasury Bond	105	Long	6/19/20	23,296,875	2,034,173
U.S. 5-Year Treasury Note	(49)	Short	6/30/20	(6,142,609)	(186,514)
U.S. Long Treasury Bond	(21)	Short	6/19/20	(3,760,313)	(260,242)
U.S. Ultra 10-Year Treasury Note	(210)	Short	6/19/20	(32,766,563)	(1,627,919)
U.S. Ultra-Long Treasury Bond	(1)	Short	6/19/20	(221,875)	(17,288)
					$ 33,466
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$2,615,531
CFBanc Corp., Common Stock	3/14/03	270,000
Commons Capital, L.P.	2/15/01-12/27/11	132,194
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	—
GEEMF Partners, L.P.	2/28/97	—
22
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Global Environment Emerging Markets Fund, L.P.	1/14/94-12/1/95	$ —
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	393,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	506,000
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 4/6/20	9/16/15	41,000
Learn Capital Venture Partners III, L.P., Common Stock	8/30/16-12/17/19	995,790
LearnZillion, Inc., Series A, Preferred	3/27/12	—
LearnZillion, Inc., Series A-1, Preferred	4/23/13	15,182
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	—
MACH Energy, Series A, Preferred	5/31/02	—
MACH Energy, Series B, Preferred	12/20/05	—
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital, L.P.	6/26/01-6/17/08	—
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Abbreviations:
ADR	– American Depositary Receipt
CVR	– Contingent Value Rights
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
EUR	– Euro
IDR	– Indonesian Rupiah
USD	– United States Dollar
23
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 17.6%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$ 1,632	$ 1,644,334
Avant Loans Funding Trust:
Series 2017-B, Class C, 4.99%, 11/15/23(1)	5,162	5,154,830
Series 2018-A, Class B, 3.95%, 12/15/22(1)	2,835	2,359,767
Series 2019-A, Class A, 3.48%, 7/15/22(1)	734	714,493
Series 2019-B, Class A, 2.72%, 10/15/26(1)	3,899	3,798,590
Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.50%, 7/20/21(1)	2,687	2,682,838
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	9,535	9,041,763
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	263	257,279
Series 2019-A, Class A, 3.40%, 10/16/23(1)	599	582,813
Series 2019-B, Class A, 2.66%, 6/17/24(1)	8,011	7,601,673
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3, Class A, 3.82%, 1/15/26(1)	2,200	2,140,101
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	1,095	1,058,806
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	5,548	5,235,688
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	4,616	4,434,825
Credit Acceptance Auto Loan Trust:
Series 2017-1A, Class B, 3.04%, 12/15/25(1)	2,290	2,289,448
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	5,104	5,086,193
Series 2017-3A, Class A, 2.65%, 6/15/26(1)	889	884,932
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	674	633,899
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	674	683,229
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	3,370	3,402,831
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	5,526	5,412,172
Element Rail Leasing I, LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44(1)	137	136,229
Series 2014-1A, Class B1, 4.406%, 4/19/44(1)	2,200	2,187,300
Enterprise Fleet Financing, LLC:
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	134	133,958
Series 2017-3, Class A2, 2.13%, 5/22/23(1)	6,551	6,524,801
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	4,625	4,290,064
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	5,752	5,489,622
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,211	1,008,792
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	3,300	3,171,192
Hertz Fleet Lease Funding, L.P., Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,627	1,625,220
Security	Principal Amount (000's omitted)	Value
InSite Issuer, LLC, Series 2016-1A, Class A, 2.883%, 11/15/46(1)	$ 1,985	$ 1,718,809
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	3,287	3,040,124
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	1,850	1,201,409
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	605	372,108
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	3,751	3,715,589
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	13,360	11,509,319
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	1,495	1,061,209
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	221	218,199
OneMain Financial Issuance Trust, Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	4,449	4,377,017
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	12,777	12,039,273
Oportun Funding VIII, LLC:
Series 2018-A, Class A, 3.61%, 3/8/24(1)	9,016	8,540,598
Series 2018-A, Class B, 4.45%, 3/8/24(1)	8,135	7,726,350
OSCAR US Funding X, LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	2,604	2,620,850
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	8,180	7,809,282
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,157	2,505,779
Prosper Marketplace Issuance Trust:
Series 2018-1A, Class B, 3.90%, 6/17/24(1)	66	66,109
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	828	823,443
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	326	322,257
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	3,300	3,413,721
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,306	12,545,120
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	2,779	2,728,006
Series 2020-A, Class A, 2.62%, 12/15/26(1)	3,570	3,484,736
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	2,138	1,979,691
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	12,064	11,343,446
Series 2014-2, Class B, 5.44%, 7/20/44(1)	5,547	5,129,189
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	7,591	7,386,816
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	6,399	6,031,439
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29(1)	2,312	2,293,065

24
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	$ 371	$ 365,718
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	27,118	27,243,107
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,210	2,101,447
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,475	1,094,329
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,932	2,580,029
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	3,801	2,971,960
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	6,164	6,200,466
Series 2018-B, Class C, 4.36%, 10/20/21(1)	3,075	3,019,738
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	2,521	2,520,027
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	2,278	2,287,194
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	11,727	11,807,412
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	2,355	2,315,034
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	5,099	5,309,020
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	5,124	5,111,113
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	2,171	2,172,496
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,955	5,762,675
VB-S1 Issuer, LLC, Series 2016-1A, Class C, 3.065%, 6/15/46(1)	4,025	3,995,328
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	2,420	1,561,626
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,155	916,839
Total Asset-Backed Securities (identified cost $321,588,430)		$ 305,006,193

Collateralized Mortgage-Backed Obligations — 14.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$ 19,890	$ 22,424,947
Series KW06, Class A2, 3.80%, 6/25/28(2)	5,335	6,436,976
Series W5FX, Class AFX, 3.092%, 4/25/28(2)	1,896	2,146,868
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 3.747%, (1 mo. USD LIBOR + 2.80%), 5/25/28(3)	347	346,262
Series 2017-DNA3, Class M2, 3.447%, (1 mo. USD LIBOR + 2.50%), 3/25/30(3)	7,670	6,791,175
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2017-HQA2, Class M2, 3.597%, (1 mo. USD LIBOR + 2.65%), 12/25/29(3)	$ 1,565	$ 1,339,659
Series 2018-DNA1, Class M1, 1.397%, (1 mo. USD LIBOR + 0.45%), 7/25/30(3)	387	387,464
Series 2018-DNA1, Class M2, 2.747%, (1 mo. USD LIBOR + 1.80%), 7/25/30(3)	2,055	1,739,758
Series 2018-DNA1, Class M2AT, 1.997%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	5,150	4,731,128
Series 2019-DNA3, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	11,667	9,900,939
Series 2019-DNA4, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 10/25/49(1)(3)	1,507	1,484,376
Series 2019-DNA4, Class M2, 2.897%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	4,190	3,388,341
Series 2019-HQA2, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 4/25/49(1)(3)	190	190,543
Series 2019-HQA2, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(3)	3,565	2,995,099
Series 2019-HQA3, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/49(1)(3)	394	392,839
Series 2019-HQA3, Class M2, 2.797%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(3)	865	709,011
Series 2020-DNA1, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(3)	3,805	3,696,355
Series 2020-DNA2, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(3)	7,150	6,639,051
Series 2020-HQA1, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(3)	1,355	1,290,815
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.894%, 2/25/27(2)	1,066	1,097,106
Series 2017-M13, Class A2, 3.033%, 9/25/27(2)	5,500	6,258,876
Series 2018-M4, Class A2, 3.147%, 3/25/28(2)	8,448	9,374,703
Series 2018-M8, Class A2, 3.436%, 6/25/28(2)	4,628	5,406,165
Series 2018-M13, Class A2, 3.82%, 9/25/30(2)	17,300	20,349,032
Series 2019-M1, Class A2, 3.673%, 9/25/28(2)	13,360	15,516,414
Series 2019-M9, Class A2, 2.937%, 4/25/29	3,713	4,089,797
Series 2019-M22, Class A2, 2.522%, 8/25/29	43,030	46,851,890
Series 2020-M1, Class A2, 2.444%, 9/25/29	13,443	14,384,907
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 6.197%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	3,789	3,720,196
Series 2014-C02, Class 1M2, 3.547%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	4,421	4,081,526
Series 2014-C02, Class 2M2, 3.547%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	1,630	1,445,345
Series 2014-C03, Class 1M2, 3.947%, (1 mo. USD LIBOR + 3.00%), 7/25/24(3)	5,976	5,464,189
Series 2014-C03, Class 2M2, 3.847%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	2,521	2,346,898
Series 2014-C04, Class 1M2, 5.847%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	11,166	10,657,941

25
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2016-C06, Class 1M2, 5.197%, (1 mo. USD LIBOR + 4.25%), 4/25/29(3)	$ 1,600	$ 1,551,988
Series 2017-C04, Class 2M1, 1.797%, (1 mo. USD LIBOR + 0.85%), 11/25/29(3)	797	800,506
Series 2017-C06, Class 1M2, 3.597%, (1 mo. USD LIBOR + 2.65%), 2/25/30(3)	2,411	2,163,970
Series 2018-C03, Class 1M1, 1.627%, (1 mo. USD LIBOR + 0.68%), 10/25/30(3)	218	217,695
Series 2018-R07, Class 1M2, 3.347%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	4,406	3,905,009
Series 2019-R03, Class 1M2, 3.097%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(3)	2,865	2,472,132
Series 2019-R05, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	2,501	2,160,528
Series 2019-R06, Class 2M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(3)	5,587	5,483,241
Series 2020-R01, Class 1M1, 1.747%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(3)	4,762	4,611,124
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,956	2,101,517
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	2,220	2,217,603
Total Collateralized Mortgage-Backed Obligations (identified cost $252,621,979)		$ 255,761,904

Commercial Mortgage-Backed Securities — 3.5%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$ 9,685	$ 8,680,337
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	4,805	3,414,249
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.625%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	9,296	8,976,075
Series 2019-XL, Class B, 1.785%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	3,024	2,888,268
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 4.362%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	3,855	3,056,387
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	2,064,271
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	385	308,341
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.405%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)	4,425	4,240,211
Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust: (continued)
Series 2019-BPR, Class A, 2.105%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(3)	$ 9,890	$ 9,227,784
Motel 6 Trust:
Series 2017-MTL6, Class C, 2.105%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	5,789	5,037,663
Series 2017-MTL6, Class D, 2.855%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(3)	907	807,415
RETL Trust:
Series 2019-RVP, Class A, 1.855%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(3)	1,509	1,411,050
Series 2019-RVP, Class B, 2.255%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(3)	8,685	7,750,510
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.88%, 8/10/31(1)(2)	1,000	946,906
Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	2,700	2,466,468
Total Commercial Mortgage-Backed Securities (identified cost $67,554,443)		$ 61,275,935

Corporate Bonds — 43.4%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.7%
Ecolab, Inc., 4.80%, 3/24/30	$ 1,594	$ 1,821,840
LG Chem, Ltd.:
3.25%, 10/15/24(1)	6,400	6,639,488
3.625%, 4/15/29(1)	3,325	3,286,753
		$ 11,748,081
Communications — 3.4%
AT&T, Inc.:
4.30%, 2/15/30	$ 5,457	$ 5,885,122
4.50%, 3/9/48	4,957	5,405,830
4.90%, 6/15/42	3,000	3,357,585
5.35%, 12/15/43	3,750	4,477,396
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	8,570	8,972,236
Comcast Corp.:
2.349%, (3 mo. USD LIBOR + 0.44%), 10/1/21(3)	4,400	4,303,971
4.70%, 10/15/48	3,180	4,128,943
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	4,003	3,693,568
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	2,100	2,106,591
Discovery Communications, LLC, 5.20%, 9/20/47	9,090	9,331,326
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,500	1,911,841
Verizon Communications, Inc., 3.875%, 2/8/29	5,457	6,121,809
		$ 59,696,218

26
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 4.4%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	$ 5,349	$ 4,536,248
5.25%, 7/15/25	2,406	2,424,689
5.60%, 7/15/20(1)	214	214,705
5.625%, 1/15/21(1)	703	699,081
Azul Investments, LLP, 5.875%, 10/26/24(1)	1,490	832,545
Best Buy Co., Inc., 4.45%, 10/1/28	3,196	3,286,782
Ford Motor Credit Co., LLC:
2.71%, (3 mo. USD LIBOR + 0.81%), 4/5/21(3)	1,460	1,350,645
2.728%, (3 mo. USD LIBOR + 0.88%), 10/12/21(3)	5,522	5,078,849
2.843%, (3 mo. USD LIBOR + 1.08%), 8/3/22(3)	6,600	5,412,000
2.979%, 8/3/22	13,035	12,187,725
3.087%, 1/9/23	2,205	1,995,525
4.14%, 2/15/23	1,770	1,656,012
Home Depot, Inc. (The), 2.70%, 4/15/30	2,866	2,924,601
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,511	1,372,999
Macy's Retail Holdings, Inc.:
2.875%, 2/15/23	6,787	4,890,412
4.375%, 9/1/23	2,221	1,547,589
Nordstrom, Inc.:
4.375%, 4/1/30	5,866	4,721,989
5.00%, 1/15/44	5,689	4,000,314
Tapestry, Inc., 4.125%, 7/15/27	8,546	7,302,462
Target Corp., 2.25%, 4/15/25	4,002	4,065,825
TJX Cos., Inc. (The):
3.50%, 4/15/25	3,160	3,235,747
3.875%, 4/15/30	2,441	2,530,960
		$ 76,267,704
Consumer, Non-cyclical — 4.0%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$ 5,174	$ 4,419,280
Becton Dickinson and Co.:
2.25%, (3 mo. USD LIBOR + 0.875%), 12/29/20(3)	11,961	11,559,250
2.404%, 6/5/20	1,667	1,661,866
2.894%, 6/6/22	1,667	1,669,720
Centene Corp.:
3.375%, 2/15/30(1)	5,735	5,355,056
4.25%, 12/15/27(1)	2,443	2,461,200
Conagra Brands, Inc., 2.552%, (3 mo. USD LIBOR + 0.75%), 10/22/20(3)	490	484,858
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	3,965	4,438,332
CVS Health Corp.:
2.625%, 8/15/24	1,508	1,515,568
3.00%, 8/15/26	8,284	8,270,828
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
CVS Health Corp.: (continued)
4.30%, 3/25/28	$ 7,696	$ 8,189,344
CVS Pass-Through Trust, 6.036%, 12/10/28	1,661	1,803,635
Grupo Bimbo SAB de CV:
4.00%, 9/6/49(1)	500	422,098
4.50%, 1/25/22(1)	3,000	3,020,255
Kaiser Foundation Hospitals, 3.15%, 5/1/27(5)	4,091	4,219,028
Massachusetts Institute of Technology, 3.959%, 7/1/38	875	970,291
Pfizer, Inc., 2.625%, 4/1/30	3,177	3,338,064
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	1,079,455
Sysco Corp.:
2.40%, 2/15/30	3,637	3,007,098
5.65%, 4/1/25	1,921	2,002,350
		$ 69,887,576
Energy — 1.5%
National Oilwell Varco, Inc., 3.60%, 12/1/29	$ 18,329	$ 13,776,701
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	3,260	3,180,293
5.00%, 1/31/28(1)	8,737	9,203,119
		$ 26,160,113
Financial — 18.4%
Aflac, Inc., 3.60%, 4/1/30	$ 5,258	$ 5,333,606
AG Issuer, LLC, 6.25%, 3/1/28(1)	4,750	4,025,625
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	3,899	2,992,483
Ameriprise Financial, Inc., 3.00%, 4/2/25	3,218	3,204,388
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	2,032	2,031,263
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	6,352	6,031,868
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(6)	9,093	9,185,686
2.999%, (3 mo. USD LIBOR + 1.18%), 10/21/22(3)	2,155	2,082,225
3.419% to 12/20/27, 12/20/28(6)	5,369	5,554,879
3.499% to 5/17/21, 5/17/22(6)	6,741	6,823,216
3.55% to 3/5/23, 3/5/24(6)	8,200	8,511,906
3.593% to 7/21/27, 7/21/28(6)	6,450	6,614,132
3.824% to 1/20/27, 1/20/28(6)	11,000	11,433,129
3.974% to 2/7/29, 2/7/30(6)	1,960	2,120,355
Bank of America NA, 3.335% to 1/25/22, 1/25/23(6)	11,436	11,437,223
Bank of Montreal, 2.05%, 11/1/22	11,317	11,335,144
Bank of Nova Scotia (The), 2.375%, 1/18/23	7,809	7,867,014

27
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Capital One Financial Corp.:
2.22%, (3 mo. USD LIBOR + 0.45%), 10/30/20(3)	$ 1,925	$ 1,895,742
2.50%, 5/12/20	3,097	3,095,738
3.30%, 10/30/24	4,779	4,716,040
4.20%, 10/29/25	2,100	2,096,746
Capital One NA, 2.65%, 8/8/22	2,305	2,285,614
Citigroup, Inc.:
2.65%, 10/26/20	3,435	3,446,691
2.75%, 4/25/22	2,600	2,615,509
2.976% to 11/5/29, 11/5/30(6)	5,823	5,781,461
3.142% to 1/24/22, 1/24/23(6)	3,330	3,374,508
3.887% to 1/10/27, 1/10/28(6)	16,815	17,344,788
Citizens Bank NA, 2.55%, 5/13/21	1,400	1,398,893
Citizens Financial Group, Inc.:
2.375%, 7/28/21	1,475	1,487,437
4.15%, 9/28/22(1)	702	719,619
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	2,120	2,104,581
3.61% to 9/12/29, 9/12/34(1)(6)	2,947	2,677,013
Digital Realty Trust, L.P.:
3.95%, 7/1/22	3,100	3,175,941
4.75%, 10/1/25	2,035	2,126,949
Discover Bank:
2.70%, 2/6/30	2,285	1,993,971
3.45%, 7/27/26	1,750	1,715,012
4.682% to 8/9/23, 8/9/28(6)	9,580	9,762,260
Discover Financial Services, 3.95%, 11/6/24	1,500	1,529,236
EPR Properties, 3.75%, 8/15/29	7,750	5,813,580
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23(6)	3,656	3,678,334
2.908% to 6/5/22, 6/5/23(6)	7,700	7,727,513
HAT Holdings I, LLC/HAT Holdings II, LLC, 5.25%, 7/15/24(1)	1,568	1,515,088
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(6)	4,603	4,631,944
3.797% to 7/23/23, 7/23/24(6)	6,500	6,812,455
KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)(5)	6,840	6,841,665
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(6)	5,017	4,747,879
Marsh & McLennan Cos., Inc., 2.575%, (3 mo. USD LIBOR + 1.20%), 12/29/21(3)	1,779	1,780,646
Morgan Stanley:
0.71%, (SOFR + 0.70%), 1/20/23(3)	13,439	12,549,012
3.201%, (3 mo. USD LIBOR + 1.40%), 10/24/23(3)	2,190	2,126,903
4.00%, 7/23/25	5,700	6,112,089
4.875%, 11/1/22	2,075	2,181,450
Security	Principal Amount (000's omitted)	Value
Financial (continued)
National Australia Bank, Ltd., 3.625%, 6/20/23	$ 2,650	$ 2,702,249
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(6)	3,845	3,895,262
PNC Bank NA, 2.70%, 11/1/22	5,000	5,069,781
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	34,340	35,641,534
Regions Financial Corp., 2.75%, 8/14/22	1,198	1,186,089
SBA Tower Trust:
2.877%, 7/15/46(1)	2,500	2,494,511
3.722%, 4/9/48(1)	4,150	4,218,673
SITE Centers Corp., 3.625%, 2/1/25	4,767	4,836,963
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(6)	9,250	9,122,907
Synovus Financial Corp., 3.125%, 11/1/22	1,267	1,276,800
		$ 318,891,218
Government - Multinational — 1.2%
Asian Development Bank, 3.125%, 9/26/28	$ 5,500	$ 6,464,297
International Bank for Reconstruction & Development, 3.125%, 11/20/25	12,050	13,614,777
		$ 20,079,074
Industrial — 3.7%
FedEx Corp., 4.55%, 4/1/46	$ 5,335	$ 5,091,099
Jabil, Inc.:
3.60%, 1/15/30	6,161	5,512,866
3.95%, 1/12/28	7,131	6,865,434
4.70%, 9/15/22	6,613	6,600,736
nVent Finance S.a.r.l., 4.55%, 4/15/28	10,846	12,124,933
Owens Corning, 3.95%, 8/15/29	11,701	11,121,448
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	2,040	2,023,574
3.00%, 7/15/22(1)	1,750	1,764,888
3.55%, 4/15/24(1)	3,200	3,421,720
United Parcel Service, Inc., 3.90%, 4/1/25	1,043	1,131,451
Valmont Industries, Inc., 5.25%, 10/1/54	3,846	3,815,583
Westinghouse Air Brake Technologies Corp., 2.041%, (3 mo. USD LIBOR + 1.30%), 9/15/21(3)	4,566	4,433,279
		$ 63,907,011
Other Revenue — 0.6%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$ 9,400	$ 10,182,071
		$ 10,182,071
Technology — 2.7%
Apple, Inc., 3.00%, 6/20/27	$ 5,686	$ 6,165,639

28
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology (continued)
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	$ 1,645	$ 1,650,859
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	9,570	9,675,884
DXC Technology Co.:
4.25%, 4/15/24(5)	879	910,797
4.75%, 4/15/27	4,231	4,256,538
Hewlett Packard Enterprise Co.:
1.464%, (3 mo. USD LIBOR + 0.68%), 3/12/21(3)	3,026	2,928,218
2.62%, (3 mo. USD LIBOR + 0.72%), 10/5/21(3)	3,449	3,248,634
Microsoft Corp., 4.45%, 11/3/45	3,050	4,026,850
NXP BV/NXP Funding, LLC:
4.625%, 6/15/22(1)	2,565	2,655,357
4.625%, 6/1/23(1)	3,900	4,019,007
Seagate HDD Cayman:
4.875%, 3/1/24	2,145	2,141,732
5.75%, 12/1/34	2,275	2,114,473
Western Digital Corp., 4.75%, 2/15/26	3,913	3,992,238
		$ 47,786,226
Utilities — 2.8%
American Water Capital Corp., 2.95%, 9/1/27	$ 3,590	$ 3,570,006
Avangrid, Inc.:
3.15%, 12/1/24	10,620	10,584,528
3.80%, 6/1/29	7,100	7,283,828
Consolidated Edison Co. of New York, Inc.:
3.35%, 4/1/30	2,571	2,657,354
4.45%, 6/15/20	1,675	1,680,741
Enel Finance International NV, 2.65%, 9/10/24(1)	7,485	7,159,700
MidAmerican Energy Co.:
3.15%, 4/15/50	2,990	3,046,194
4.25%, 7/15/49	4,815	5,668,967
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	3,561	3,494,249
Public Service Co. of Colorado, 3.70%, 6/15/28	2,581	2,739,660
		$ 47,885,227
Total Corporate Bonds (identified cost $764,810,574)		$ 752,490,519

Floating Rate Loans(7) — 2.2%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$ 2,617	$ 2,355,188
		$ 2,355,188
Cable and Satellite Television — 0.1%
Ziggo Financing Partnership, Term Loan, 3.205%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$ 2,100	$ 1,960,875
		$ 1,960,875
Cosmetics/Toiletries — 0.0%(8)
Prestige Brands, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$ 546	$ 512,668
		$ 512,668
Drugs — 0.2%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$ 3,898	$ 3,758,467
		$ 3,758,467
Electronics/Electrical — 1.0%
Epicor Software Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/1/22	$ 5,650	$ 5,240,690
Go Daddy Operating Company, LLC, Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 2/15/24	572	548,750
Hyland Software, Inc., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 7/1/24	5,343	4,991,141
Infor (US), Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/1/22	3,890	3,771,395
MA FinanceCo., LLC, Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	164	149,340
Seattle Spinco, Inc., Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,106	1,008,527
SolarWinds Holdings, Inc., Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 2/5/24	909	847,522
		$ 16,557,365
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.523%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$ 1,329	$ 1,198,608
		$ 1,198,608
Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$ 1,750	$ 1,615,721
		$ 1,615,721

29
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Equipment — 0.0%(8)
Rexnord, LLC, Term Loan, 2.679%, (1 mo. USD LIBOR + 1.75%), 8/21/24	$ 485	$ 449,258
$ 449,258
Insurance — 0.2%
Asurion, LLC, Term Loan, 3.989%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$ 4,158	$ 4,012,546
$ 4,012,546
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$ 798	$ 674,621
$ 674,621
Lodging and Casinos — 0.0%(8)
ESH Hospitality, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$ 474	$ 414,444
$ 414,444
Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 3.239%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$ 2,618	$ 2,433,510
Level 3 Financing, Inc., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 3/1/27	811	766,252
Sprint Communications, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,857	1,849,545
$ 5,049,307
Total Floating Rate Loans (identified cost $41,050,913)		$ 38,559,068

High Social Impact Investments — 0.4%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(9)(10)	$ 5,292	$ 5,100,422
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(10)(11)	490	480,200
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(10)(11)	631	613,490
Total High Social Impact Investments (identified cost $6,412,992)		$ 6,194,112

Preferred Stocks — 0.3%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(8)
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	96,673	$ 937,728
		$ 937,728
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P.:
Series A, 5.75%	100,000	$ 1,400,000
Series A2, 6.375%	211,400	3,369,716
		$ 4,769,716
Total Preferred Stocks (identified cost $10,040,227)		$ 5,707,444

Sovereign Government Bonds — 0.2%

Security	Principal Amount (000's omitted)	Value
Nacional Financiera SNC, 3.375%, 11/5/20(1)	$ 3,450	$ 3,386,460
Total Sovereign Government Bonds (identified cost $3,449,217)		$ 3,386,460

Taxable Municipal Obligations — 4.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
Commonwealth of Massachusetts, 5.456%, 12/1/39(12)	$ 750	$ 921,803
Los Angeles Unified School District, CA, 5.75%, 7/1/34(12)	3,750	4,824,562
Massachusetts, Green Bonds, 3.277%, 6/1/46	3,975	4,065,431
New York City, NY, 5.206%, 10/1/31(12)	1,030	1,208,406
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	3,280,990
		$ 14,301,192
Special Tax Revenue — 1.9%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$ 5,565	$ 5,560,938
2.484%, 6/1/27	3,980	3,983,264
2.534%, 6/1/28	4,980	4,969,791
2.584%, 6/1/29	2,715	2,697,895
2.984%, 6/1/33	3,060	3,075,759
3.034%, 6/1/34	2,195	2,205,821

30
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(12)	$ 3,800	$ 4,659,636
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(12)	3,540	4,500,119
		$ 31,653,223
Water and Sewer — 1.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$ 1,170	$ 1,522,814
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	2,495	2,420,175
2.184%, 9/1/31	1,985	1,916,676
2.264%, 9/1/32	1,780	1,717,771
2.344%, 9/1/33	1,945	1,878,714
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	19,705	18,462,009
		$ 27,918,159
Total Taxable Municipal Obligations (identified cost $73,337,514)		$ 73,872,574

U.S. Government Agencies and Instrumentalities — 1.9%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$ 1,558	$ 1,636,490
2.618%, 8/1/23	778	834,939
2.668%, 8/1/24	2,726	2,952,438
2.738%, 8/1/25	2,726	3,045,511
3.435%, 8/1/34	3,060	3,617,731
3.485%, 8/1/35	1,720	2,034,979
3.535%, 8/1/36	929	1,084,186
3.585%, 8/1/37	3,170	3,703,824
3.635%, 8/1/38	657	768,342
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,812	1,899,757
2.36%, 10/15/29	1,500	1,601,785
3.22%, 9/15/29	2,593	2,873,277
3.52%, 9/20/32	5,814	6,657,219
Total U.S. Government Agencies and Instrumentalities (identified cost $30,010,170)		$ 32,710,478

U.S. Government Agency Mortgage-Backed Securities — 11.7%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
30-Year, 2.50%, TBA(13)	$ 45,550	$ 47,223,905
30-Year, 3.00%, TBA(13)	93,225	97,775,540
30-Year, 3.50%, TBA(13)	18,455	19,522,455
Pool #AN1879, 2.65%, with maturity at 6/1/26	2,807	3,037,502
Pool #AN1909, 2.68%, with maturity at 7/1/26	3,000	3,245,697
Pool #BM3990, 4.00%, with maturity at 3/1/48	9,314	9,961,632
Pool #BM5673, 3.50%, with maturity at 11/1/48	4,698	4,974,848
Pool #MA3149, 4.00%, with maturity at 10/1/47	15,931	17,039,222
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $199,646,499)		$ 202,780,801

U.S. Treasury Obligations — 7.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/49(5)	$ 17,265	$ 21,010,696
2.375%, 11/15/49(5)	16,850	21,044,728
2.875%, 5/15/49	9,180	12,538,948
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(14)	8,567	8,633,196
0.75%, 7/15/28(14)	58,547	62,696,622
Total U.S. Treasury Obligations (identified cost $113,018,009)		$ 125,924,190

Short-Term Investments — 2.1%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(15)	35,756,319	$ 35,756,319
Total Short-Term Investments (identified cost $35,756,319)		$ 35,756,319
Total Investments — 109.6% (identified cost $1,919,297,286)		$ 1,899,425,997
Other Assets, Less Liabilities — (9.6)%		$ (166,190,911)
Net Assets — 100.0%		$ 1,733,235,086

31
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $535,192,636, which represents 30.9% of the net assets of the Fund as of March 31, 2020.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2020.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.
(4)	Step coupon security. The interest rate disclosed is that which is in effect on March 31, 2020.
(5)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $35,393,416.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(8)	Amount is less than 0.05%.
(9)	Affiliated company (see Note 8).
(10)	Restricted security. Total market value of restricted securities amounts to $6,194,112, which represents 0.4% of the net assets of the Fund as of March 31, 2020.
(11)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2020.
(12)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(13)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.
(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(15)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	639	Long	6/30/20	$ 140,824,617	$ 1,651,865
U.S. Ultra-Long Treasury Bond	399	Long	6/19/20	88,528,125	7,729,859
U.S. 5-Year Treasury Note	(267)	Short	6/30/20	(33,470,953)	(1,016,311)
U.S. Long Treasury Bond	(102)	Short	6/19/20	(18,264,375)	(1,264,035)
U.S. Ultra 10-Year Treasury Note	(1,189)	Short	6/19/20	(185,521,157)	(8,913,687)
					$(1,812,309)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$5,291,992
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	490,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	631,000

32
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
33
See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Beverages — 1.3%
PepsiCo, Inc.	383,491	$ 46,057,269
		$ 46,057,269
Capital Markets — 4.8%
Charles Schwab Corp. (The)	928,428	$ 31,213,749
Intercontinental Exchange, Inc.	1,526,520	123,266,490
S&P Global, Inc.	76,522	18,751,716
		$ 173,231,955
Chemicals — 7.1%
Ecolab, Inc.	831,296	$ 129,540,856
Linde PLC	723,073	125,091,629
		$ 254,632,485
Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp., Class A	1,084,054	$ 79,005,855
TE Connectivity, Ltd.	379,021	23,870,743
		$ 102,876,598
Entertainment — 1.7%
Electronic Arts, Inc.(1)	371,894	$ 37,252,622
Walt Disney Co. (The)	262,295	25,337,697
		$ 62,590,319
Equity Real Estate Investment Trusts (REITs) — 5.2%
American Tower Corp.	598,719	$ 130,371,062
Crown Castle International Corp.	381,431	55,078,637
		$ 185,449,699
Food Products — 1.2%
Mondelez International, Inc., Class A	861,422	$ 43,140,014
		$ 43,140,014
Health Care Equipment & Supplies — 4.8%
Danaher Corp.	1,238,876	$ 171,472,827
		$ 171,472,827
Health Care Providers & Services — 1.3%
Laboratory Corp. of America Holdings(1)	363,677	$ 45,965,136
		$ 45,965,136
Hotels, Restaurants & Leisure — 1.5%
Starbucks Corp.	816,553	$ 53,680,194
		$ 53,680,194
Security	Shares	Value
Industrial Conglomerates — 0.9%
3M Co.	231,278	$ 31,571,760
		$ 31,571,760
Insurance — 2.9%
Aon PLC	203,547	$ 33,593,397
Marsh & McLennan Cos., Inc.	808,349	69,889,854
		$ 103,483,251
Interactive Media & Services — 4.6%
Alphabet, Inc., Class C(1)	142,809	$ 166,059,733
		$ 166,059,733
IT Services — 14.8%
Accenture PLC, Class A	211,832	$ 34,583,692
Fidelity National Information Services, Inc.	690,797	84,028,547
Fiserv, Inc.(1)	1,057,148	100,418,488
Gartner, Inc.(1)	277,440	27,624,701
MasterCard, Inc., Class A	491,851	118,811,528
Visa, Inc., Class A	1,016,364	163,756,568
		$ 529,223,524
Life Sciences Tools & Services — 5.8%
QIAGEN NV(1)	861,422	$ 35,835,155
Thermo Fisher Scientific, Inc.	601,667	170,632,761
		$ 206,467,916
Machinery — 4.0%
IDEX Corp.	451,107	$ 62,302,388
Xylem, Inc.	1,234,081	80,375,695
		$ 142,678,083
Multiline Retail — 3.9%
Dollar General Corp.	920,167	$ 138,954,419
		$ 138,954,419
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	352,088	$ 56,101,702
		$ 56,101,702
Pharmaceuticals — 3.5%
Zoetis, Inc.	1,059,666	$ 124,712,092
		$ 124,712,092
Professional Services — 5.3%
IHS Markit, Ltd.	1,204,739	$ 72,284,340

34
See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Verisk Analytics, Inc.	840,054	$ 117,086,727
		$ 189,371,067
Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	366,195	$ 36,593,866
		$ 36,593,866
Software — 9.8%
Check Point Software Technologies, Ltd.(1)	927,558	$ 93,256,681
Intuit, Inc.	375,381	86,337,630
Microsoft Corp.	1,079,594	170,262,770
		$ 349,857,081
Specialty Retail — 4.8%
Lowe's Cos., Inc.	1,004,775	$ 86,460,889
O'Reilly Automotive, Inc.(1)	112,437	33,849,159
TJX Cos., Inc. (The)	1,061,968	50,772,690
		$ 171,082,738
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	559,576	$ 46,299,318
		$ 46,299,318
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$ 65,764
Digital Directions International, Inc.(1)(3)(4)	354,389	53,867
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	186,967
Napo Pharmaceuticals, Inc.(1)(3)(4)	294,196	—
		$ 306,598
Total Common Stocks (identified cost $2,639,610,234)		$ 3,431,859,644

High Social Impact Investments — 0.4%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(5)	$ 11,181	$ 10,775,994
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(4)(6)	1,445	1,416,100
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(4)(6)	1,855	1,803,524
Total High Social Impact Investments (identified cost $14,480,737)		$ 13,995,618

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 162,533
Series C-1(1)(3)(4)	1,023,444	198,794
PresenceLearning, Inc.:
Series A(1)(3)(4)	600,000	345,600
Series A-2(1)(3)(4)	195,285	114,046
Series B(1)(3)(4)	399,719	259,018
Sword Diagnostics(1)(3)(4)	1,264,108	—
Total Preferred Stocks (identified cost $1,638,703)		$ 1,079,991

Venture Capital Debt Obligations — 0.0%(2)

Security	Principal Amount (000's omitted)	Value
SEAF Global SME Facility, 9.00%, 1/1/21(3)(4)	$ 2,076	$ 416,045
Total Venture Capital Debt Obligations (identified cost $2,075,575)		$ 416,045

Venture Capital Limited Partnership Interests — 0.4%

Security	Value
Accion Frontier Inclusion Fund L.P.(1)(3)(4)	$ 985,947
Adobe Capital Social Mezzanine I L.P.(1)(3)(4)	306,839
Africa Renewable Energy Fund L.P.(1)(3)(4)	891,286
Arborview Capital Partners L.P.(1)(3)(4)	774,593
Blackstone Clean Technology Partners L.P.(1)(3)(4)	23,603
Bridges Ventures US Sustainable Growth Fund L.P.(1)(3)(4)	537,792
China Environment Fund III L.P.(1)(3)(4)	156,387
Coastal Ventures III L.P.(1)(3)(4)	138,100
Core Innovations Capital I L.P.(1)(3)(4)	3,483,775
Cross Culture Ventures I L.P.(1)(3)(4)	408,586
DBL Equity Fund - BAEF Il L.P.(1)(3)(4)	778,660
DBL Partners III L.P.(1)(3)(4)	721,299
First Analysis Private Equity Fund V L.P.(1)(3)(4)	985,615
Ignia Fund I L.P.(1)(3)(4)	306,553
Impact Ventures II L.P.(1)(3)(4)	183,571
LeapFrog Financial Inclusion Fund(1)(3)(4)	122,874
New Markets Education Partners L.P.(1)(3)(4)	197,095
New Markets Venture Partners II L.P.(1)(3)(4)	90,816
Owl Ventures L.P.(1)(3)(4)	571,117
Renewable Energy Asia Fund L.P.(1)(3)(4)	1,271,444
SEAF India International Growth Fund L.P.(1)(3)(4)	550
SJF Ventures II L.P., Preferred(1)(3)(4)	476,392

35
See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Value
SJF Ventures III L.P.(1)(3)(4)	$ 848,677
Westly Capital Partners Fund II L.P.(1)(3)(4)	468,267
Total Venture Capital Limited Partnership Interests (identified cost $12,763,556)	$ 14,729,838
Total Investments — 96.8% (identified cost $2,670,568,805)	$ 3,462,081,136
Other Assets, Less Liabilities — 3.2%	$ 113,918,829
Net Assets — 100.0%	$ 3,575,999,965

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4)	Restricted security. Total market value of restricted securities amounts to $30,528,090, which represents 0.9% of the net assets of the Fund as of March 31, 2020.
(5)	Affiliated company (see Note 8).
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2020.

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$ 166,889
Accion Frontier Inclusion Fund L.P.	11/12/15-1/14/20	752,914
Adobe Capital Social Mezzanine I L.P.	2/8/13-1/10/20	312,257
Africa Renewable Energy Fund L.P.	4/17/14-5/22/19	986,582
Arborview Capital Partners L.P.	11/13/12-1/27/20	602,373
Blackstone Clean Technology Partners L.P.	7/29/10-6/25/15	436,786
Bridges Ventures US Sustainable Growth Fund L.P.	6/18/16-3/20/20	651,350
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	11,180,737
China Environment Fund III L.P.	1/24/08-4/19/13	688,450
Coastal Ventures III L.P.	7/30/12-1/9/19	125,067
Core Innovations Capital I L.P.	1/6/11-6/30/17	314,217
Cross Culture Ventures I L.P.	2/24/16-3/5/20	392,925
DBL Equity Fund - BAEF Il L.P.	3/30/11-8/2/16	697,586
DBL Partners III L.P.	1/16/15-1/17/20	779,547
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V L.P.	6/7/13-6/13/18	607,470
Ignia Fund I L.P.	1/28/10-12/9/16	989,801
Impact Ventures II L.P.	9/8/10-2/5/18	838,672
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	1,445,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	7,317
Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Markets Education Partners L.P.	9/27/11-7/11/19	6,302
New Markets Venture Partners II L.P.	7/21/08-5/3/16	—
Owl Ventures L.P.	7/10/14-3/20/20	304,628
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
Renewable Energy Asia Fund L.P.	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility , 9.00%, 1/1/21	6/28/13-1/8/19	2,075,575
36
See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	$210,391
SJF Ventures II L.P., Preferred	2/14/06-11/20/12	—
SJF Ventures III L.P.	2/6/12-7/14/17	537,341
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II L.P.	12/27/11-12/18/18	767,637
37
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Statements of Assets and Liabilities (Unaudited)

	March 31, 2020
	Balanced Fund	Bond Fund	Equity Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $797,262,830, $1,914,005,294 and $2,659,388,068, respectively) - including $1,142,271, $35,393,416 and $0, respectively, of securities on loan	$ 817,171,543	$ 1,894,325,575	$ 3,451,305,142
Investments in securities of affiliated issuers, at value (identified cost $2,615,531, $5,291,992 and $11,180,737, respectively)	2,534,302	5,100,422	10,775,994
Cash	26,346,976	42,135,573	118,398,471
Cash denominated in foreign currency, at value (cost $0, $0 and $49,267, respectively)	—	—	50,076
Receivable for investments sold	8,678,133	—	2,424,075
Receivable for capital shares sold	1,106,076	4,381,271	28,294,336
Dividends and interest receivable	2,109,629	9,273,159	1,602,113
Interest receivable - affiliated	11,443	23,152	48,916
Securities lending income receivable	6,104	2,645	3,896
Receivable from affiliate	50,935	149,255	—
Deposits at broker for futures contracts	932,782	1,874,918	—
Trustees' deferred compensation plan	413,458	622,191	1,367,351
Other assets	—	—	210,000
Total assets	$859,361,381	$1,957,888,161	$3,614,480,370
Liabilities
Payable for variation margin on open futures contracts	$ 232,030	$ 725,965	$ —
Payable for open forward foreign currency exchange contracts	1,465	—	—
Payable for investments purchased	14,570,928	17,495,938	15,935,670
Payable for when-issued/delayed delivery/forward commitment securities	29,075,816	162,421,968	—
Payable for capital shares redeemed	3,143,490	5,861,836	17,834,656
Distributions payable	—	428,932	—
Deposits for securities loaned	1,183,348	35,756,319	—
Payable to affiliates:
Investment advisory fee	282,733	451,896	1,396,110
Administrative fee	84,825	183,487	365,444
Distribution and service fees	166,974	64,979	398,389
Sub-transfer agency fee	13,230	6,978	25,652
Trustees' deferred compensation plan	413,458	622,191	1,367,351
Accrued expenses	408,457	632,586	1,157,133
Total liabilities	$ 49,576,754	$ 224,653,075	$ 38,480,405
Commitments and contingent liabilities (Note 10)
Net Assets	$809,784,627	$1,733,235,086	$3,575,999,965
Sources of Net Assets
Paid-in capital	$ 802,831,996	$ 1,738,068,640	$ 2,716,559,420
Distributable earnings (Accumulated loss)	6,952,631	(4,833,554)	859,440,545
Total	$809,784,627	$1,733,235,086	$3,575,999,965
Class A Shares
Net Assets	$ 566,112,472	$ 298,303,588	$ 1,409,424,866
Shares Outstanding	18,547,734	18,562,574	29,567,048
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 30.52	$ 16.07	$ 47.67
Maximum Offering Price Per Share (100 ÷ 95.25, 96.25 and 95.25, respectively, of net asset value per share)	$ 32.04	$ 16.70	$ 50.05
38
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2020
	Balanced Fund	Bond Fund	Equity Fund
Class C Shares
Net Assets	$ 55,802,734	$ 15,947,396	$ 104,125,588
Shares Outstanding	1,893,352	999,270	4,079,844
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 29.47	$ 15.96	$ 25.52
Class I Shares
Net Assets	$185,253,099	$1,162,226,265	$1,938,361,220
Shares Outstanding	5,946,020	72,184,246	34,760,515
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 31.16	$ 16.10	$ 55.76
Class R6 Shares
Net Assets	$ 2,616,322	$ 256,757,837	$ 124,088,291
Shares Outstanding	83,995	15,959,047	2,229,789
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 31.15	$ 16.09	$ 55.65

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
39
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2020
	Balanced Fund	Bond Fund	Equity Fund
Investment Income
Dividend income (net of foreign taxes withheld of $28,944, $0 and $0, respectively)	$ 4,074,940	$ 66,539	$ 17,439,928
Interest and other income - unaffiliated issuers (net of foreign taxes withheld of $47, $0 and $0, respectively)	5,343,569	26,958,697	632,846
Interest income - affiliated issuers	23,887	37,990	80,515
Securities lending income, net	7,876	10,049	15,907
Total investment income	$ 9,450,272	$ 27,073,275	$ 18,169,196
Expenses
Investment advisory fee	$ 1,721,815	$ 2,615,020	$ 8,433,447
Administrative fee	517,189	1,061,388	2,218,703
Distribution and service fees:
Class A	758,883	299,621	2,043,482
Class C	295,031	80,219	547,402
Trustees' fees and expenses	24,252	51,557	103,389
Custodian fees	2,213	2,196	42,065
Transfer agency fees and expenses	411,426	703,599	1,569,394
Accounting fees	186,581	204,126	314,926
Professional fees	42,855	55,838	131,562
Registration fees	44,595	105,371	124,855
Reports to shareholders	20,746	49,843	68,490
Miscellaneous	46,405	68,210	131,423
Total expenses	$ 4,071,991	$ 5,296,988	$ 15,729,138
Waiver and/or reimbursement of expenses by affiliate	$ (50,935)	$ (292,824)	$ —
Reimbursement of expenses - other	(11,968)	(23,979)	(51,959)
Net expenses	$ 4,009,088	$ 4,980,185	$ 15,677,179
Net investment income	$ 5,441,184	$ 22,093,090	$ 2,492,017
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - unaffiliated issuers	$ (7,770,006)	$ 17,657,423	$ 67,238,517
Futures contracts	(113,008)	225,652	—
Foreign currency transactions	3,678	—	(284)
Net realized gain (loss)	$ (7,879,336)	$ 17,883,075	$ 67,238,233
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers	$ (75,382,520)	$ (68,887,582)	$ (439,517,708)
Investment securities - affiliated issuers	(75,653)	(164,658)	(347,432)
Futures contracts	193,593	(567,336)	—
Foreign currency	(4,730)	—	2,068
Forward foreign currency exchange contracts	(1,465)	—	—
Net change in unrealized appreciation (depreciation)	$(75,270,775)	$(69,619,576)	$(439,863,072)
Net realized and unrealized loss	$(83,150,111)	$(51,736,501)	$(372,624,839)
Net decrease in net assets from operations	$(77,708,927)	$(29,643,411)	$(370,132,822)
40
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,441,184	$ 22,093,090	$ 2,492,017
Net realized gain (loss)	(7,879,336)	17,883,075	67,238,233
Net change in unrealized appreciation (depreciation)	(75,270,775)	(69,619,576)	(439,863,072)
Net decrease in net assets from operations	$ (77,708,927)	$ (29,643,411)	$ (370,132,822)
Distributions to shareholders:
Class A	$ (17,972,444)	$ (6,194,849)	$ (47,595,453)
Class C	(1,475,658)	(268,964)	(5,455,264)
Class I	(4,529,577)	(25,638,571)	(47,850,884)
Class R6	(27,504)	(5,659,483)	(2,373,530)
Total distributions to shareholders	$ (24,005,183)	$ (37,761,867)	$ (103,275,131)
Capital share transactions:
Class A	$ 17,345,007	$ 18,631,586	$ (1,271,178)
Class C	8,972,972	1,213,952	20,507,781
Class I	67,453,499	63,367,922	650,936,978
Class R6	2,730,568	14,161,160	82,194,766
Net increase in net assets from capital share transactions	$ 96,502,046	$ 97,374,620	$ 752,368,347
Net increase (decrease) in net assets	$ (5,212,064)	$ 29,969,342	$ 278,960,394
Net Assets
At beginning of period	$ 814,996,691	$ 1,703,265,744	$ 3,297,039,571
At end of period	$809,784,627	$1,733,235,086	$3,575,999,965
41
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2019
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,112,336	$ 37,505,177	$ 4,995,350
Net realized gain	24,517,532	19,407,218	134,353,183
Net change in unrealized appreciation (depreciation)	28,412,480	67,925,554	332,597,082
Net increase in net assets from operations	$ 63,042,348	$ 124,837,949	$ 471,945,615
Distributions to shareholders:
Class A	$ (26,688,009)	$ (7,079,822)	$ (95,599,648)
Class C	(2,389,091)	(308,552)	(18,603,392)
Class I	(5,151,367)	(26,215,685)	(66,358,860)
Class R6	(939) (1)	(4,396,773)	(73,704)
Total distributions to shareholders	$ (34,229,406)	$ (38,000,832)	$ (180,635,604)
Capital share transactions:
Class A	$ 25,713,763	$ 22,867,177	$ 145,467,718
Class C	(7,680,231)	(7,541,275)	(49,676,109)
Class I	35,917,958	391,521,360	443,897,317
Class R6	228,488 (1)	109,689,269	54,462,701
Net increase in net assets from capital share transactions	$ 54,179,978	$ 516,536,531	$ 594,151,627
Net increase in net assets	$ 82,992,920	$ 603,373,648	$ 885,461,638
Net Assets
At beginning of year	$ 732,003,771	$ 1,099,892,096	$ 2,411,577,933
At end of year	$814,996,691	$1,703,265,744	$3,297,039,571

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
42
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Financial Highlights

	Balanced Fund — Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 34.28	$ 33.14	$ 32.59	$ 30.82	$ 31.90	$ 33.06
Income (Loss) From Operations
Net investment income(1)	$ 0.22	$ 0.44	$ 0.43	$ 0.47	$ 0.51(2)	$ 0.43
Net realized and unrealized gain (loss)	(3.00)	2.24	2.68	2.11	2.14 (3)	(0.81)
Total income (loss) from operations	$ (2.78)	$ 2.68	$ 3.11	$ 2.58	$ 2.65	$ (0.38)
Less Distributions
From net investment income	$ (0.22)	$ (0.44)	$ (0.44)	$ (0.46)	$ (0.50)	$ (0.41)
From net realized gain	(0.76)	(1.10)	(2.12)	(0.35)	(3.23)	(0.37)
Total distributions	$ (0.98)	$ (1.54)	$ (2.56)	$ (0.81)	$ (3.73)	$ (0.78)
Net asset value — End of period	$ 30.52	$ 34.28	$ 33.14	$ 32.59	$ 30.82	$ 31.90
Total Return(4)	(8.38)% (5)	8.56%	10.01%	8.51%	8.93% (3)	(1.27)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$566,112	$619,744	$571,452	$549,517	$592,625	$569,368
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.94% (7)	0.96%	0.96%	0.99%	1.05%	1.13%
Net expenses	0.93% (7)	0.93%	0.94%	0.99%	1.02%	1.13%
Net investment income	1.27% (7)	1.37%	1.33%	1.48%	1.67% (2)	1.25%
Portfolio Turnover	49% (5)(8)	69% (8)	76%	128%	146%	99%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(3)	Total return includes voluntary reimbursement by the adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 8.90%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
43
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Financial Highlights — continued

	Balanced Fund — Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 33.14	$ 32.09	$ 31.63	$ 29.95	$ 31.11	$ 32.30
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.20	$ 0.18	$ 0.20	$ 0.25(2)	$ 0.15
Net realized and unrealized gain (loss)	(2.89)	2.15	2.61	2.06	2.08 (3)	(0.78)
Total income (loss) from operations	$ (2.81)	$ 2.35	$ 2.79	$ 2.26	$ 2.33	$ (0.63)
Less Distributions
From net investment income	$ (0.10)	$ (0.20)	$ (0.21)	$ (0.23)	$ (0.26)	$ (0.19)
From net realized gain	(0.76)	(1.10)	(2.12)	(0.35)	(3.23)	(0.37)
Total distributions	$ (0.86)	$ (1.30)	$ (2.33)	$ (0.58)	$ (3.49)	$ (0.56)
Net asset value — End of period	$ 29.47	$ 33.14	$ 32.09	$ 31.63	$ 29.95	$ 31.11
Total Return(4)	(8.73)% (5)	7.77%	9.14%	7.66%	8.05% (3)	(2.08)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,803	$54,062	$60,674	$61,205	$59,242	$55,180
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.70% (7)	1.71%	1.71%	1.80%	1.86%	1.92%
Net expenses	1.68% (7)	1.68%	1.69%	1.80%	1.84%	1.92%
Net investment income	0.51% (7)	0.63%	0.58%	0.67%	0.85% (2)	0.47%
Portfolio Turnover	49% (5)(8)	69% (8)	76%	128%	146%	99%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(3)	Total return includes voluntary reimbursement by the adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 8.02%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
44
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Financial Highlights — continued

	Balanced Fund — Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 34.97	$ 33.77	$ 33.14	$ 31.32	$ 32.36	$ 33.53
Income (Loss) From Operations
Net investment income(1)	$ 0.27	$ 0.54	$ 0.55	$ 0.58	$ 0.63(2)	$ 0.59
Net realized and unrealized gain (loss)	(3.06)	2.28	2.72	2.18	2.17 (3)	(0.82)
Total income (loss) from operations	$ (2.79)	$ 2.82	$ 3.27	$ 2.76	$ 2.80	$ (0.23)
Less Distributions
From net investment income	$ (0.26)	$ (0.52)	$ (0.52)	$ (0.59)	$ (0.61)	$ (0.57)
From net realized gain	(0.76)	(1.10)	(2.12)	(0.35)	(3.23)	(0.37)
Total distributions	$ (1.02)	$ (1.62)	$ (2.64)	$ (0.94)	$ (3.84)	$ (0.94)
Net asset value — End of period	$ 31.16	$ 34.97	$ 33.77	$ 33.14	$ 31.32	$ 32.36
Total Return(4)	(8.26)% (5)	8.87%	10.33%	8.94%	9.32% (3)	(0.86)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$185,253	$140,961	$99,878	$48,780	$15,554	$13,894
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.69% (7)	0.71%	0.72%	0.67%	0.76%	0.64%
Net expenses	0.68% (7)	0.66%	0.62%	0.62%	0.65%	0.64%
Net investment income	1.51% (7)	1.64%	1.66%	1.80%	2.04% (2)	1.70%
Portfolio Turnover	49% (5)(8)	69% (8)	76%	128%	146%	99%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(3)	Total return includes voluntary reimbursement by the adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 9.28%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
45
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Financial Highlights — continued

	Balanced Fund — Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)

Net asset value — Beginning of period	$ 34.98	$ 31.46
Income (Loss) From Operations
Net investment income(2)	$ 0.27	$ 0.36
Net realized and unrealized gain (loss)	(3.06)	3.55
Total income (loss) from operations	$ (2.79)	$ 3.91
Less Distributions
From net investment income	$ (0.28)	$ (0.39)
From net realized gain	(0.76)	—
Total distributions	$ (1.04)	$ (0.39)
Net asset value — End of period	$31.15	$34.98
Total Return(3)(4)	(8.22)%	12.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,616	$ 230
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.66%	0.66%
Net expenses(6)	0.64%	0.64%
Net investment income(6)	1.56%	1.58%
Portfolio Turnover	49% (4)(7)	69% (7)(8)

(1)	From February 1, 2019 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
(8)	For the year ended September 30, 2019.
46
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Financial Highlights — continued

	Bond Fund — Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 16.67	$ 15.69	$ 16.14	$ 16.36	$ 15.83	$ 15.92
Income (Loss) From Operations
Net investment income(1)	$ 0.19	$ 0.42	$ 0.37	$ 0.37	$ 0.40(2)	$ 0.38
Net realized and unrealized gain (loss)	(0.45)	0.99	(0.45)	(0.18)	0.53	(0.09)
Total income (loss) from operations	$ (0.26)	$ 1.41	$ (0.08)	$ 0.19	$ 0.93	$ 0.29
Less Distributions
From net investment income	$ (0.19)	$ (0.43)	$ (0.37)	$ (0.36)	$ (0.40)	$ (0.38)
From net realized gain	(0.15)	—	—	(0.05)	—	—
Total distributions	$ (0.34)	$ (0.43)	$ (0.37)	$ (0.41)	$ (0.40)	$ (0.38)
Net asset value — End of period	$ 16.07	$ 16.67	$ 15.69	$ 16.14	$ 16.36	$ 15.83
Total Return(3)	(1.58)% (4)	9.10%	(0.48)%	1.21%	5.96%	1.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$298,304	$290,893	$251,714	$281,490	$395,957	$395,194
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.76% (6)	0.78%	0.83%	0.89%	0.94%	1.07%
Net expenses	0.73% (6)	0.75%	0.83%	0.89%	0.91%	1.07%
Net investment income	2.33% (6)	2.59%	2.32%	2.29%	2.49% (2)	2.35%
Portfolio Turnover	72% (4)(7)	75% (7)	83%	99%	154%	241%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
47
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Financial Highlights — continued

	Bond Fund — Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 16.55	$ 15.58	$ 16.03	$ 16.26	$ 15.73	$ 15.82
Income (Loss) From Operations
Net investment income(1)	$ 0.13	$ 0.28	$ 0.24	$ 0.22	$ 0.25(2)	$ 0.24
Net realized and unrealized gain (loss)	(0.44)	0.98	(0.44)	(0.18)	0.54	(0.09)
Total income (loss) from operations	$ (0.31)	$ 1.26	$ (0.20)	$ 0.04	$ 0.79	$ 0.15
Less Distributions
From net investment income	$ (0.13)	$ (0.29)	$ (0.25)	$ (0.22)	$ (0.26)	$ (0.24)
From net realized gain	(0.15)	—	—	(0.05)	—	—
Total distributions	$ (0.28)	$ (0.29)	$ (0.25)	$ (0.27)	$ (0.26)	$ (0.24)
Net asset value — End of period	$ 15.96	$ 16.55	$ 15.58	$ 16.03	$ 16.26	$ 15.73
Total Return(3)	(1.93)% (4)	8.19%	(1.25)%	0.27%	5.05%	0.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,947	$15,343	$21,939	$26,631	$32,349	$32,626
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.56% (6)	1.59%	1.63%	1.78%	1.84%	1.91%
Net expenses	1.53% (6)	1.56%	1.63%	1.78%	1.81%	1.91%
Net investment income	1.53% (6)	1.79%	1.52%	1.40%	1.59% (2)	1.51%
Portfolio Turnover	72% (4)(7)	75% (7)	83%	99%	154%	241%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
48
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Financial Highlights — continued

	Bond Fund — Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 16.70	$ 15.72	$ 16.15	$ 16.38	$ 15.85	$ 15.94
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.45	$ 0.42	$ 0.42	$ 0.46(2)	$ 0.47
Net realized and unrealized gain (loss)	(0.45)	0.99	(0.45)	(0.17)	0.53	(0.09)
Total income (loss) from operations	$ (0.24)	$ 1.44	$ (0.03)	$ 0.25	$ 0.99	$ 0.38
Less Distributions
From net investment income	$ (0.21)	$ (0.46)	$ (0.40)	$ (0.43)	$ (0.46)	$ (0.47)
From net realized gain	(0.15)	—	—	(0.05)	—	—
Total distributions	$ (0.36)	$ (0.46)	$ (0.40)	$ (0.48)	$ (0.46)	$ (0.47)
Net asset value — End of period	$ 16.10	$ 16.70	$ 15.72	$ 16.15	$ 16.38	$ 15.85
Total Return(3)	(1.48)% (4)	9.30%	(0.15)%	1.54%	6.35%	2.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,162,226	$1,144,805	$629,822	$500,510	$355,017	$328,690
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.57% (6)	0.58%	0.63%	0.54%	0.54%	0.51%
Net expenses	0.53% (6)	0.53%	0.53%	0.52%	0.53%	0.51%
Net investment income	2.53% (6)	2.81%	2.64%	2.64%	2.86% (2)	2.91%
Portfolio Turnover	72% (4)(7)	75% (7)	83%	99%	154%	241%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
49
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Financial Highlights — continued

	Bond Fund — Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended September 30, 2018(1)

Net asset value — Beginning of period	$ 16.69	$ 15.71	$ 16.17
Income (Loss) From Operations
Net investment income(2)	$ 0.22	$ 0.46	$ 0.42
Net realized and unrealized gain (loss)	(0.45)	0.99	(0.46)
Total income (loss) from operations	$ (0.23)	$ 1.45	$ (0.04)
Less Distributions
From net investment income	$ (0.22)	$ (0.47)	$ (0.42)
From net realized gain	(0.15)	—	—
Total distributions	$ (0.37)	$ (0.47)	$ (0.42)
Net asset value — End of period	$ 16.09	$ 16.69	$ 15.71
Total Return(3)	(1.38)% (4)	9.31%	(0.27)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$256,758	$252,225	$133,417
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.49% (6)	0.51%	0.56% (6)
Net expenses	0.46% (6)	0.48%	0.53% (6)
Net investment income	2.60% (6)	2.84%	2.64% (6)
Portfolio Turnover	72% (4)(7)	75% (7)	83% (8)

(1)	From October 3, 2017 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
(8)	For the year ended September 30, 2018.
50
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Financial Highlights — continued

	Equity Fund — Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 53.94	$ 49.18	$ 43.31	$ 41.38	$ 47.79	$ 50.33
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.05	$ 0.04	$ 0.06	$ 0.11(2)	$ 0.10
Net realized and unrealized gain (loss)	(4.69)	8.36	9.31	6.03	3.74	2.20
Total income (loss) from operations	$ (4.68)	$ 8.41	$ 9.35	$ 6.09	$ 3.85	$ 2.30
Less Distributions
From net investment income	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.06)	$ (0.13)	$ (0.02)
From net realized gain	(1.57)	(3.64)	(3.43)	(4.10)	(10.13)	(4.82)
Total distributions	$ (1.59)	$ (3.65)	$ (3.48)	$ (4.16)	$ (10.26)	$ (4.84)
Net asset value — End of period	$ 47.67	$ 53.94	$ 49.18	$ 43.31	$ 41.38	$ 47.79
Total Return(3)	(9.01)% (4)	18.72%	22.66%	16.39%	8.57%	4.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,409,425	$1,598,391	$1,291,870	$1,220,685	$1,385,988	$1,328,913
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.96% (6)	1.00%	1.01%	1.06%	1.10%	1.13%
Net expenses	0.96% (6)	0.99%	1.01%	1.06%	1.08%	1.12%
Net investment income	0.02% (6)	0.11%	0.08%	0.16%	0.27% (2)	0.19%
Portfolio Turnover	7% (4)	13%	18%	29%	44%	37%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
51
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Financial Highlights — continued

	Equity Fund — Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 29.67	$ 28.80	$ 26.84	$ 27.35	$ 34.98	$ 38.31
Income (Loss) From Operations
Net investment loss(1)	$ (0.11)	$ (0.17)	$ (0.18)	$ (0.15)	$ (0.14)(2)	$ (0.20)
Net realized and unrealized gain (loss)	(2.50)	4.57	5.57	3.74	2.67	1.69
Total income (loss) from operations	$ (2.61)	$ 4.40	$ 5.39	$ 3.59	$ 2.53	$ 1.49
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ (0.03)	$ —
From net realized gain	(1.54)	(3.53)	(3.43)	(4.10)	(10.13)	(4.82)
Total distributions	$ (1.54)	$ (3.53)	$ (3.43)	$ (4.10)	$ (10.16)	$ (4.82)
Net asset value — End of period	$ 25.52	$ 29.67	$ 28.80	$ 26.84	$ 27.35	$ 34.98
Total Return(3)	(9.36)% (4)	17.82%	21.75%	15.48%	7.73%	3.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$104,126	$100,276	$155,419	$152,561	$178,719	$169,649
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.71% (6)	1.75%	1.76%	1.83%	1.87%	1.87%
Net expenses	1.71% (6)	1.75%	1.76%	1.83%	1.85%	1.86%
Net investment loss	(0.73)% (6)	(0.64)%	(0.67)%	(0.60)%	(0.50)% (2)	(0.54)%
Portfolio Turnover	7% (4)	13%	18%	29%	44%	37%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
52
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Financial Highlights — continued

	Equity Fund — Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 62.89	$ 56.68	$ 49.44	$ 46.68	$ 52.65	$ 54.90
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.21	$ 0.20	$ 0.25	$ 0.32(2)	$ 0.38
Net realized and unrealized gain (loss)	(5.50)	9.76	10.69	6.88	4.14	2.38
Total income (loss) from operations	$ (5.41)	$ 9.97	$ 10.89	$ 7.13	$ 4.46	$ 2.76
Less Distributions
From net investment income	$ (0.15)	$ (0.12)	$ (0.22)	$ (0.27)	$ (0.30)	$ (0.19)
From net realized gain	(1.57)	(3.64)	(3.43)	(4.10)	(10.13)	(4.82)
Total distributions	$ (1.72)	$ (3.76)	$ (3.65)	$ (4.37)	$ (10.43)	$ (5.01)
Net asset value — End of period	$ 55.76	$ 62.89	$ 56.68	$ 49.44	$ 46.68	$ 52.65
Total Return(3)	(8.90)% (4)	19.05%	23.06%	16.85%	9.01%	5.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,938,361	$1,540,337	$963,446	$550,055	$472,583	$567,954
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.71% (6)	0.75%	0.76%	0.69%	0.69%	0.64%
Net expenses	0.71% (6)	0.72%	0.70%	0.67%	0.67%	0.63%
Net investment income	0.27% (6)	0.37%	0.38%	0.54%	0.68% (2)	0.69%
Portfolio Turnover	7% (4)	13%	18%	29%	44%	37%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
53
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Financial Highlights — continued

	Equity Fund — Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended September 30, 2018(1)

Net asset value — Beginning of period	$ 62.80	$ 56.65	$ 49.74
Income (Loss) From Operations
Net investment income(2)	$ 0.11	$ 0.23	$ 0.17
Net realized and unrealized gain (loss)	(5.48)	9.74	10.42
Total income (loss) from operations	$ (5.37)	$ 9.97	$10.59
Less Distributions
From net investment income	$ (0.21)	$ (0.18)	$ (0.25)
From net realized gain	(1.57)	(3.64)	(3.43)
Total distributions	$ (1.78)	$ (3.82)	$ (3.68)
Net asset value — End of period	$ 55.65	$ 62.80	$56.65
Total Return(3)	(8.86)% (4)	19.12%	22.30% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$124,088	$58,035	$ 843
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.64% (6)	0.68%	0.68% (6)
Net expenses	0.64% (6)	0.67%	0.68% (6)
Net investment income	0.35% (6)	0.37%	0.31% (6)
Portfolio Turnover	7% (4)	13%	18% (7)

(1)	From October 3, 2017 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2018.
54
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Balanced Fund (Balanced), Calvert Bond Fund (Bond) and Calvert Equity Fund (Equity) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Balanced is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity. The investment objective of Bond is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities. The investment objective of Equity is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the
55

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds' forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds’ adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2020, based on the inputs used to value them:
Balanced
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$ 59,006,185	$ —	$ 59,006,185
Collateralized Mortgage-Backed Obligations	—	49,255,008	—	49,255,008
Commercial Mortgage-Backed Securities	—	14,412,584	—	14,412,584
Common Stocks	456,872,307 (2)	—	—	456,872,307
Common Stocks - Health Care	—	7,964,881 (3)	—	7,964,881
Common Stocks - Venture Capital	—	—	1,458,997	1,458,997
Corporate Bonds	—	129,924,280	—	129,924,280
Floating Rate Loans	—	6,381,046	—	6,381,046
High Social Impact Investments	—	3,397,947	—	3,397,947
Preferred Stocks	1,199,556	—	—	1,199,556
Preferred Stocks - Venture Capital	—	—	381,486	381,486
Rights	933,660	—	—	933,660
Sovereign Government Bonds	—	549,686	—	549,686
Taxable Municipal Obligations	—	14,183,642	—	14,183,642
U.S. Government Agencies and Instrumentalities	—	5,150,738	—	5,150,738
U.S. Government Agency Mortgage-Backed Securities	—	36,350,782	—	36,350,782
U.S. Treasury Obligations	—	30,739,073	—	30,739,073
Venture Capital Debt Obligations	—	—	26,310	26,310
Venture Capital Limited Partnership Interests	—	—	334,329	334,329
56

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Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Balanced — continued
Asset Description	Level 1	Level 2	Level 3(1)	Total
Short-Term Investments	$ 1,183,348	$ —	$ —	$ 1,183,348
Total Investments	$460,188,871	$357,315,852	$2,201,122	$819,705,845
Futures Contracts	$ 2,125,429	$ —	$ —	$ 2,125,429
Total	$462,314,300	$357,315,852	$2,201,122	$821,831,274
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,465)	$ —	$ (1,465)
Futures Contracts	(2,091,963)	—	—	(2,091,963)
Total	$ (2,091,963)	$ (1,465)	$ —	$ (2,093,428)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Bond
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 305,006,193	$ —	$ 305,006,193
Collateralized Mortgage-Backed Obligations	—	255,761,904	—	255,761,904
Commercial Mortgage-Backed Securities	—	61,275,935	—	61,275,935
Corporate Bonds	—	752,490,519	—	752,490,519
Floating Rate Loans	—	38,559,068	—	38,559,068
High Social Impact Investments	—	6,194,112	—	6,194,112
Preferred Stocks	5,707,444	—	—	5,707,444
Sovereign Government Bonds	—	3,386,460	—	3,386,460
Taxable Municipal Obligations	—	73,872,574	—	73,872,574
U.S. Government Agencies and Instrumentalities	—	32,710,478	—	32,710,478
U.S. Government Agency Mortgage-Backed Securities	—	202,780,801	—	202,780,801
U.S. Treasury Obligations	—	125,924,190	—	125,924,190
Short-Term Investments	35,756,319	—	—	35,756,319
Total Investments	$ 41,463,763	$1,857,962,234	$ —	$1,899,425,997
Futures Contracts	$ 9,381,724	$ —	$ —	$ 9,381,724
Total	$ 50,845,487	$1,857,962,234	$ —	$1,908,807,721
Liability Description
Futures Contracts	$ (11,194,033)	$ —	$ —	$ (11,194,033)
Total	$(11,194,033)	$ —	$ —	$ (11,194,033)
57

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Equity
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 3,431,553,046(2)	$ —	$ —	$ 3,431,553,046
Common Stocks - Venture Capital	—	—	306,598	306,598
High Social Impact Investments	—	13,995,618	—	13,995,618
Preferred Stocks - Venture Capital	—	—	1,079,991	1,079,991
Venture Capital Debt Obligations	—	—	416,045	416,045
Venture Capital Limited Partnership Interests	—	—	14,729,838	14,729,838
Total Investments	$3,431,553,046	$13,995,618	$16,532,472	$3,462,081,136

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture capital is not included in this category.
For each Fund, Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2020 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Funds may earn certain fees in connection with their investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Floating Rate Loans— The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Funds purchase assignments from lenders, they acquire direct rights against the borrower of the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the
58

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Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
G  Forward Foreign Currency Exchange Contracts— The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Funds is included in the Statements of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Funds' policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option or option on a futures contract, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index or futures contract below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index or futures contract over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared daily and paid monthly by Bond, quarterly by Balanced and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  When-Issued Securities and Delayed Delivery Transactions— The Funds may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Funds will realize a gain or loss on investments based on the price established when the Funds entered into the commitment.
59

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Social Investment Fund
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Notes to Financial Statements (Unaudited) — continued

O  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to each Fund. Pursuant to an investment advisory agreement dated December 31, 2016 (and an amended fee schedule to such agreement effective February 1, 2019 for Bond), CRM receives a fee, payable monthly, at the following annual rates of each respective Fund's average daily net assets:
Balanced
Up to and including $500 Million	0.410%
Over $500 Million up to and including $1 Billion	0.385%
Over $1 Billion	0.350%

Bond
Up to and including $1 Billion	0.300%
Over $1 Billion	0.290%

Equity
Up to and including $2 Billion	0.500%
Over $2 Billion up to and including $3 Billion	0.425%
Over $3 Billion	0.375%
For the six months ended March 31, 2020, the investment advisory fee for Balanced, Bond and Equity amounted to $1,721,815, $2,615,020 and $8,433,447, respectively, or 0.40% (annualized), 0.30% (annualized) and 0.46% (annualized), respectively, of each Fund's average daily net assets.
Atlanta Capital Management Company, LLC, an affiliate of CRM, provides sub-advisory services to Equity pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed, as a percentage of such class’ average daily net assets, the following amounts:
	Class A	Class C	Class I	Class R6
Balanced	0.93%	1.68%	0.68%	0.64%
Bond	0.73%	1.53%	0.53%	0.46%
Equity	0.99%	1.74%	0.74%	0.67%
The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $50,935 and $292,824 for Balanced and Bond, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $517,189, $1,061,388 and $2,218,703 for Balanced, Bond and Equity, respectively.
60

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee rate per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee rates for Class A shares are as follows:
	Balanced	Bond	Equity
Class A Plan	0% up to $30 million, 0.25% over $30 million	0.20%	0.25%
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts.
Distribution and service fees for Balanced, Bond and Equity paid or accrued for the six months ended March 31, 2020 amounted to $758,883, $299,621 and $2,043,482, respectively, for Class A shares and $295,031, $80,219 and $547,402, respectively, for Class C shares.
The Funds were informed that EVD received $96,097, $36,606 and $196,007 for Balanced, Bond and Equity, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. The Funds were also informed that EVD received $5,534, $201 and $4,307 for Balanced, Bond and Equity, respectively, of contingent deferred sales charges paid by each Fund's shareholders for the same period.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $79,707, $54,278 and $154,874 for Balanced, Bond and Equity, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
During the six months ended March 31, 2020, CRM reimbursed Balanced and Bond $1,825 and $9,320, respectively, for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class of each Fund and had no significant impact on total return.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, each Fund's allocated portion of such expense and reimbursement was $11,968, $23,979 and $51,959 for Balanced, Bond and Equity, respectively, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statements of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
61

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns, principal repayments on floating rate loans and TBA transactions, were as follows:
	Balanced	Bond	Equity
Purchases
U.S. Government and Agency Securities	$ 181,463,395	$ 1,053,860,952	$ —
Non-U.S. Government and Agency Securities	339,183,050	603,720,544	913,714,243
Total Purchases	$520,646,445	$1,657,581,496	$913,714,243
Sales
U.S. Government and Agency Securities	$ 150,495,684	$ 935,710,891	$ —
Non-U.S. Government and Agency Securities	263,523,625	382,687,686	228,674,858
Total Sales	$414,019,309	$1,318,398,577	$228,674,858
4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, Equity, for federal income tax purposes, had deferred capital losses of $243,764 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2019, $167,904 are short-term and $75,860 are long-term. Equity’s use of net capital losses acquired from a reorganization, which amounted to $243,764 at September 30, 2019, may be limited under certain tax provisions.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2020, as determined on a federal income tax basis, were as follows:
	Balanced	Bond	Equity
Aggregate cost	$805,093,379	$1,919,370,889	$2,670,628,161
Gross unrealized appreciation	$ 59,762,400	$ 63,687,859	$ 851,891,581
Gross unrealized depreciation	(45,117,933)	(85,445,060)	(60,438,606)
Net unrealized appreciation (depreciation)	$ 14,644,467	$ (21,757,201)	$ 791,452,975
5  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2020 is included in each Fund’s Schedule of Investments. At March 31, 2020, Balanced and Bond had sufficient cash and/or securities to cover commitments under these contracts. At March 31, 2020, there were no obligations outstanding under these financial instruments for Equity.
In the normal course of pursuing their investment objectives, Balanced and Bond are subject to the following risks:
Foreign Exchange Risk: Balanced enters into forward foreign currency exchange contracts to enhance return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: Balanced and Bond enter into futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.
62

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Balanced enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $1,465. At March 31, 2020, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which Balanced invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Balanced
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ —	$ (1,465)
Interest rate	Futures contracts	Distributable earnings	2,125,429 (1)	(2,091,963) (1)
Total			$2,125,429	$(2,093,428)
Derivatives not subject to master netting agreement			$2,125,429	$(2,091,963)
Total Derivatives subject to master netting agreement			$ —	$ (1,465)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Bond
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Interest rate	Futures contracts	Accumulated loss	$9,381,724 (1)	$(11,194,033) (1)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
63

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Balanced’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of March 31, 2020.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank and Trust Company	$(1,465)	$ —	$ —	$ —	$(1,465)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended March 31, 2020 was as follows:
Balanced
Statements of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities - unaffiliated issuers(1)	$ —	$ 1,225	$ 1,225
Futures contracts	—	(113,008)	(113,008)
Total	$ —	$(111,783)	$(111,783)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (1,465)	$ —	$ (1,465)
Futures contracts	—	193,593	193,593
Total	$(1,465)	$ 193,593	$ 192,128

(1)	Relates to purchased options.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2020 was as follows:
Bond
Statements of Operations Caption
Net realized gain (loss):
Futures contracts	$ 225,652
Total	$ 225,652
Change in unrealized appreciation (depreciation):
Futures contracts	$ (567,336)
Total	$(567,336)
64

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:
	Balanced	Bond
Futures contracts — long	$38,976,000	$199,888,000
Futures contracts — short	$38,492,000	$145,360,000
Forward foreign currency exchange contracts*	$59,000	$ —

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the six months ended March 31, 2020, which is indicative of the volume of this derivative type, was approximately 2 contracts for Balanced.
6  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan, including accrued interest, and the total value of collateral received were as follows:
	Balanced	Bond
Securities on Loan	$ 1,152,537	$ 35,583,855
Collateral Received:
Cash	1,183,348	35,756,319
U.S. government and/or agencies securities	—	941,775
Total Collateral Received	$1,183,348	$36,698,094
Equity did not have any securities on loan at March 31, 2020.
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
Balanced	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$1,183,348	$ —	$ —	$ —	$1,183,348

65

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Bond	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$ 9,360,655	$ —	$ —	$ —	$ 9,360,655
U.S. Treasury Obligations	26,395,664	—	—	—	26,395,664
Total	$35,756,319	$ —	$ —	$ —	$35,756,319
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2020 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
7  Line of Credit
Effective October 29, 2019, the Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Funds participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
Equity had no borrowings pursuant to its lines of credit during the six months ended March 31, 2020. Balanced and Bond did not have any significant borrowings or allocated fees during the six months ended March 31, 2020. Balanced and Bond had no borrowings outstanding pursuant to this line of credit at March 31, 2020.
8  Affiliated Companies
The Funds have invested a portion of their assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Funds) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board and a second officer of CRM. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.
In addition to the Notes, a Fund may also invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2020, the value of each Fund’s investment in the Notes and affiliated companies was $2,534,302, $5,100,422 and $10,775,994 for Balanced, Bond and Equity, respectively, which represents 0.3%, 0.3% and 0.3% of net assets for Balanced, Bond and Equity, respectively. Transactions in the Notes and affiliated companies by the Funds for the six months ended March 31, 2020 were as follows:
66

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Balanced
Name of issuer	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest income	Capital gain distributions received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$4,244,095	$ —	$(4,266,666)	$ —	$ 22,571	$ —	$ 12,444	$ —	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	2,615,531	—	—	(94,682)	2,520,849	11,443	—	2,615,531
Venture Capital Limited Partnership Interests
GEEMF Partners, L.P.(1)(2)(3)	16,995	—	—	—	(3,542)	13,453	—	—	—
Totals				$ —	$(75,653)	$2,534,302	$23,887	$ —

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
Bond
Name of issuer	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest income	Capital gain distributions received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$5,060,480	$ —	$(5,087,392)	$ —	$ 26,912	$ —	$ 14,838	$ —	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	5,291,992	—	—	(191,570)	5,100,422	23,152	—	5,291,992
Totals				$ —	$(164,658)	$5,100,422	$37,990	$ —

(1)	Restricted security.
67

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Equity
Name of issuer	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest income	Capital gain distributions received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$10,776,566	$ —	$(10,833,877)	$ —	$ 57,311	$ —	$ 31,599	$ —	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	11,180,737	—	—	(404,743)	10,775,994	48,916	—	11,180,737
Totals				$ —	$(347,432)	$10,775,994	$80,515	$ —

(1)	Restricted security.
9  Capital Shares
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
Balanced
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,262,276	$ 43,646,285	1,865,904	$ 60,147,297
Reinvestment of distributions	504,513	17,111,893	814,777	25,453,894
Shares redeemed	(1,317,152)	(44,087,078)	(2,154,847)	(69,467,552)
Converted from Class C	20,078	673,907	311,077	9,580,124
Net increase	469,715	$ 17,345,007	836,911	$ 25,713,763
Class C
Shares sold	414,393	$ 13,870,982	355,676	$ 11,047,013
Reinvestment of distributions	40,307	1,327,669	74,007	2,218,170
Shares redeemed	(171,887)	(5,551,772)	(367,152)	(11,365,290)
Converted to Class A	(20,816)	(673,907)	(321,943)	(9,580,124)
Net increase (decrease)	261,997	$ 8,972,972	(259,412)	$ (7,680,231)
68

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Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Balanced — continued
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,266,897	$ 79,439,570	1,642,045	$ 54,737,017
Reinvestment of distributions	122,265	4,200,771	151,627	4,849,789
Shares redeemed	(473,477)	(16,186,842)	(720,682)	(23,668,848)
Net increase	1,915,685	$ 67,453,499	1,072,990	$ 35,917,958
Class R6
Shares sold	86,385	$ 3,021,988	6,583	$ 228,286
Reinvestment of distributions	821	27,504	27	939
Shares redeemed	(9,800)	(318,924)	(21)	(737)
Net increase	77,406	$ 2,730,568	6,589	$ 228,488

(1)	For Class R6, for the period from the commencement of operations, February 1, 2019, to September 30, 2019.
Bond
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,599,815	$ 43,015,235	5,276,946	$ 84,824,770
Reinvestment of distributions	350,522	5,802,989	402,903	6,487,626
Shares redeemed	(1,872,476)	(30,717,499)	(4,620,300)	(74,031,503)
Converted from Class C	32,331	530,861	352,472	5,586,284
Net increase	1,110,192	$ 18,631,586	1,412,021	$ 22,867,177
Class C
Shares sold	183,946	$ 3,027,954	167,759	$ 2,686,003
Reinvestment of distributions	14,640	240,530	17,161	273,126
Shares redeemed	(93,626)	(1,523,671)	(310,875)	(4,914,120)
Converted to Class A	(32,563)	(530,861)	(355,133)	(5,586,284)
Net increase (decrease)	72,397	$ 1,213,952	(481,088)	$ (7,541,275)
Class I
Shares sold	15,521,627	$ 258,029,243	43,020,418	$ 690,624,502
Reinvestment of distributions	1,494,188	24,786,347	1,452,017	23,497,972
Shares redeemed	(13,384,340)	(219,447,668)	(19,995,464)	(322,601,114)
Net increase	3,631,475	$ 63,367,922	24,476,971	$ 391,521,360
69

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Bond — continued
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class R6
Shares sold	4,556,149	$ 75,665,267	13,695,226	$ 222,608,619
Reinvestment of distributions	173,175	2,870,910	211,903	3,412,318
Shares redeemed	(3,886,872)	(64,375,017)	(7,283,233)	(116,331,668)
Net increase	842,452	$ 14,161,160	6,623,896	$ 109,689,269
Equity
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,392,292	$ 183,223,996	6,520,124	$ 317,815,646
Reinvestment of distributions	839,598	44,893,534	2,005,932	88,943,024
Shares redeemed	(4,375,809)	(233,635,473)	(6,446,073)	(317,884,466)
Converted from Class C	79,328	4,246,765	1,283,886	56,593,514
Net increase (decrease)	(64,591)	$ (1,271,178)	3,363,869	$ 145,467,718
Class C
Shares sold	1,014,595	$ 29,500,907	747,684	$ 20,389,255
Reinvestment of distributions	163,447	4,690,930	695,257	17,068,549
Shares redeemed	(330,976)	(9,437,291)	(1,137,627)	(30,540,399)
Converted to Class A	(146,867)	(4,246,765)	(2,322,116)	(56,593,514)
Net increase (decrease)	700,199	$ 20,507,781	(2,016,802)	$ (49,676,109)
Class I
Shares sold	17,138,234	$1,072,283,394	13,952,047	$ 812,619,838
Reinvestment of distributions	649,405	40,581,339	1,020,585	52,651,989
Shares redeemed	(7,520,070)	(461,927,755)	(7,476,858)	(421,374,510)
Net increase	10,267,569	$ 650,936,978	7,495,774	$ 443,897,317
Class R6
Shares sold	1,503,473	$ 94,309,882	946,201	$ 56,727,582
Reinvestment of distributions	17,576	1,095,871	1,431	73,704
Shares redeemed	(215,399)	(13,210,987)	(38,368)	(2,338,585)
Net increase	1,305,650	$ 82,194,766	909,264	$ 54,462,701
70

Calvert
Social Investment Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, Balanced and Equity are committed to future capital calls, which will increase each Fund's investment in these securities. The aggregate amount of the future capital commitments totaled $64,210 and $1,048,329 for Balanced and Equity, respectively, at March 31, 2020. Balanced and Equity had sufficient cash and/or securities to cover these commitments.
Unfunded capital commitments by investment at March 31, 2020 were as follows:
Balanced
Name of Investment	Unfunded Commitment
First Analysis Private Equity Fund IV, L.P.	$ 60,000
Learn Capital Venture Partners III, L.P.	4,210
Total	$64,210
Equity
Name of Investment	Unfunded Commitment
Accion Frontier Inclusion Fund L.P.	$ 187,972
Adobe Capital Social Mezzanine I L.P.	33,728
Africa Renewable Energy Fund L.P.	8,437
Arborview Capital Partners L.P.	37,760
Blackstone Clean Technology Partners L.P.	3,170
Bridges Ventures US Sustainable Growth Fund L.P.	111,683
China Environment Fund III L.P.	1,205
Core Innovations Capital I L.P.	51,766
Cross Culture Ventures I L.P.	72,586
DBL Partners III L.P.	220,243
First Analysis Private Equity Fund V L.P.	18,302
Impact Ventures II L.P.	9,632
Leapfrog Financial Inclusion Fund	78,436
New Markets Education Partners L.P.	64,500
New Markets Venture Partners II L.P.	25,000
Owl Ventures L.P.	20,000
Westly Capital Partners Fund II L.P.	103,909
Total	$1,048,329
11  Risks and Uncertainties
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Funds' investments.
71

Calvert
Balanced Fund
March 31, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
72

Calvert
Balanced Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Balanced Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended September 30, 2019. It also indicated that the Fund had outperformed its benchmark index and its blended benchmark for the one-year period ended September 30, 2019, while it had underperformed its benchmark index and its blended benchmark for the three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
73

Calvert
Balanced Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
74

Calvert
Bond Fund
March 31, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
75

Calvert
Bond Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-year period ended September 30, 2019. It also indicated that the Fund had outperformed the median of its peer universe and its benchmark index for the three- and five-year periods ended September 30, 2019. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
76

Calvert
Bond Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
77

Calvert
Equity Fund
March 31, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
78

Calvert
Equity Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Equity Fund (the “Fund”), and the investment sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and its benchmark index for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s and Sub-Adviser’s current undertaking to maintain expense limitations for
79

Calvert
Equity Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

the Fund and that the Adviser and Sub-Adviser were waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement, although the Board noted that the sub-advisory fee schedule contained breakpoints. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
80

Calvert
Social Investment Fund
March 31, 2020
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
81

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
82

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Calvert Equity Fund - Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street, Suite 2100
Atlanta, GA 30309
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24204     3.31.20

Calvert
Asset Allocation Funds
Semiannual Report
March 31, 2020

Conservative Allocation    •    Moderate Allocation    •    Growth Allocation
Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
Asset Allocation Funds

Calvert
Conservative Allocation Fund
March 31, 2020
Performance

Portfolio Managers Dan R. Strelow, CFA, CIPM and Justin H. Bourgette, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	(5.76)%	(1.47)%	2.82%	5.21%
Class A with 4.75% Maximum Sales Charge	—	—	(10.26)	(6.12)	1.83	4.70
Class C at NAV	04/29/2005	04/29/2005	(6.14)	(2.25)	2.01	4.24
Class C with 1% Maximum Sales Charge	—	—	(7.05)	(3.19)	2.01	4.24
Class I at NAV	05/20/2016	04/29/2005	(5.63)	(1.22)	3.08	5.34
··
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	3.33%	8.93%	3.35%	3.88%
Conservative Allocation Blended Benchmark	—	—	(2.98)	1.97	3.82	5.52

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.06%	1.81%	0.81%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Conservative Allocation Fund
March 31, 2020
Fund Profile

Asset Allocation (% of total investments)

* Amount is less than 0.05%.
Top 10 Holdings (% of net assets)
Calvert Bond Fund, Class R6	31.6%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	9.9
Calvert Ultra-Short Duration Income Fund, Class R6	8.8
Calvert Flexible Bond Fund (formerly, Calvert Absolute Return Bond Fund), Class R6	8.3
Calvert Floating-Rate Advantage Fund, Class R6	7.5
Calvert US Large-Cap Value Responsible Index Fund, Class I	6.6
Calvert US Large-Cap Growth Responsible Index Fund, Class I	3.5
Calvert Short Duration Income Fund, Class R6	3.1
Calvert International Equity Fund, Class R6	3.0
U.S. Treasury Inflation-Protected Bonds, 0.875%, 1/15/29	2.8
Total	85.1%

See Endnotes and Additional Disclosures in this report.
3

Calvert
Moderate Allocation Fund
March 31, 2020
Performance

Portfolio Managers Dan R. Strelow, CFA, CIPM and Justin H. Bourgette, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	(9.35)%	(5.55)%	3.14%	6.09%
Class A with 4.75% Maximum Sales Charge	—	—	(13.65)	(10.06)	2.14	5.58
Class C at NAV	04/29/2005	04/29/2005	(9.71)	(6.24)	2.37	5.31
Class C with 1% Maximum Sales Charge	—	—	(10.58)	(7.14)	2.37	5.31
Class I at NAV	05/20/2016	04/29/2005	(9.28)	(5.31)	3.39	6.22
··
Russell 3000® Index	—	—	(13.70)%	(9.13)%	5.76%	10.14%
Moderate Allocation Blended Benchmark	—	—	(8.44)	(4.20)	3.90	6.61

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.95%	1.70%	0.70%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Moderate Allocation Fund
March 31, 2020
Fund Profile

Asset Allocation (% of total investments)

* Amount is less than 0.05%.
Top 10 Holdings (% of net assets)
Calvert US Large-Cap Core Responsible Index Fund, Class R6	19.2%
Calvert US Large-Cap Value Responsible Index Fund, Class I	10.8
Calvert Bond Fund, Class R6	10.1
Calvert Ultra-Short Duration Income Fund, Class R6	6.9
Calvert Flexible Bond Fund (formerly, Calvert Absolute Return Bond Fund), Class R6	6.5
Calvert US Large-Cap Growth Responsible Index Fund, Class I	5.5
Calvert International Equity Fund, Class R6	5.4
Calvert International Opportunities Fund, Class R6	5.1
Calvert Floating-Rate Advantage Fund, Class R6	5.1
Calvert Short Duration Income Fund, Class R6	3.3
Total	77.9%

See Endnotes and Additional Disclosures in this report.
5

Calvert
Growth Allocation Fund
March 31, 2020
Performance

Portfolio Managers Dan R. Strelow, CFA, CIPM and Justin H. Bourgette, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2005	06/30/2005	(13.34)%	(9.66)%	3.11%	6.81%
Class A with 4.75% Maximum Sales Charge	—	—	(17.47)	(13.93)	2.11	6.29
Class C at NAV	06/30/2005	06/30/2005	(13.62)	(10.30)	2.29	5.74
Class C with 1% Maximum Sales Charge	—	—	(14.46)	(11.16)	2.29	5.74
Class I at NAV	05/20/2016	06/30/2005	(13.23)	(9.43)	3.36	6.94
··
Russell 3000® Index	—	—	(13.70)%	(9.13)%	5.76%	10.14%
Growth Allocation Blended Benchmark	—	—	(13.03)	(9.49)	3.72	7.23

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.00%	1.75%	0.75%
Net	0.91	1.66	0.66
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
6

Calvert
Growth Allocation Fund
March 31, 2020
Fund Profile

Asset Allocation (% of total investments)

* Amount is less than 0.05%.
Top 10 Holdings (% of net assets)
Calvert US Large-Cap Core Responsible Index Fund, Class R6	23.8%
Calvert US Large-Cap Value Responsible Index Fund, Class I	15.4
Calvert International Equity Fund, Class R6	9.6
Calvert International Opportunities Fund, Class R6	8.5
Calvert US Large-Cap Growth Responsible Index Fund, Class I	7.6
Calvert Emerging Markets Equity Fund, Class R6	5.7
Calvert Equity Fund, Class R6	4.3
Calvert Small-Cap Fund, Class R6	3.4
Calvert International Responsible Index Fund, Class R6	3.4
Calvert Emerging Markets Advancement Fund, Class I	3.3
Total	85.0%

See Endnotes and Additional Disclosures in this report.
7

Calvert
Asset Allocation Funds
March 31, 2020
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI ACWI ex USA Investable Market Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States, with comprehensive coverage of securities in those markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Conservative Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 25% Russell 3000® Index, 10% MSCI ACWI ex USA Investable Market Index and 65% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. The Moderate Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 45% Russell 3000® Index, 20% MSCI ACWI ex USA Investable Market Index and 35% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. The Growth Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 3000® Index, 30% MSCI ACWI ex USA Investable Market Index and 10% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement for Calvert Growth Allocation Fund that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profiles subject to change due to active management.

8

Calvert
Asset Allocation Funds
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Conservative Allocation Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 942.40	$1.99	0.41%
Class C	$1,000.00	$ 938.60	$5.62	1.16%
Class I	$1,000.00	$ 943.70	$0.78	0.16%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.95	$2.07	0.41%
Class C	$1,000.00	$1,019.20	$5.86	1.16%
Class I	$1,000.00	$1,024.20	$0.81	0.16%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.
9

Calvert
Asset Allocation Funds
March 31, 2020
Fund Expenses — continued

Calvert Moderate Allocation Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 906.50	$1.95	0.41%
Class C	$1,000.00	$ 902.90	$5.52	1.16%
Class I	$1,000.00	$ 907.20	$0.76	0.16%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.95	$2.07	0.41%
Class C	$1,000.00	$1,019.20	$5.86	1.16%
Class I	$1,000.00	$1,024.20	$0.81	0.16%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.
Calvert Growth Allocation Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 866.60	$2.01 **	0.43%
Class C	$1,000.00	$ 863.80	$5.50 **	1.18%
Class I	$1,000.00	$ 867.70	$0.84 **	0.18%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.85	$2.17 **	0.43%
Class C	$1,000.00	$1,019.10	$5.96 **	1.18%
Class I	$1,000.00	$1,024.10	$0.91 **	0.18%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
10

Calvert
Conservative Allocation Fund
March 31, 2020
Schedule of Investments (Unaudited)

Mutual Funds(1) — 94.0%

Security	Shares	Value
Equity Funds — 32.6%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	80,555	$ 1,726,299
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	93,562	1,813,233
Calvert US Large-Cap Core Responsible Index Fund, Class R6	915,280	20,584,649
Calvert US Large-Cap Growth Responsible Index Fund, Class I	256,481	7,201,980
Calvert US Large-Cap Value Responsible Index Fund, Class I	745,907	13,784,362
Calvert US Mid-Cap Core Responsible Index Fund, Class I	40,672	876,482
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	73,531	4,091,978
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	264,816	2,240,347
Calvert Emerging Markets Equity Fund, Class R6	253,269	3,454,591
Calvert International Equity Fund, Class R6	357,517	6,217,222
Calvert International Opportunities Fund, Class R6	360,251	4,726,490
Calvert Mid-Cap Fund, Class I	42,038	1,344,369
		$ 68,062,002
Income Funds — 61.4%
Calvert Management Series:
Calvert Flexible Bond Fund (formerly, Calvert Absolute Return Bond Fund), Class R6	1,274,700	$ 17,348,667
Calvert Floating-Rate Advantage Fund, Class R6	1,848,231	15,654,519
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,099,360	65,958,695
The Calvert Fund:
Calvert High Yield Bond Fund, Class I	176,098	4,219,321
Calvert Short Duration Income Fund, Class R6	416,245	6,435,142
Calvert Ultra-Short Duration Income Fund, Class R6	1,931,064	18,364,420
		$ 127,980,764
Total Mutual Funds (identified cost $205,967,512)		$ 196,042,766
U.S. Treasury Obligations — 6.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
0.625%, 4/15/23(2)	$ 3,368	$ 3,393,631
0.750%, 2/15/45(2)	3,194	3,654,559
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds: (continued)
0.875%, 1/15/29(2)(3)	$ 5,438	$ 5,915,833
Total U.S. Treasury Obligations (identified cost $12,063,437)		$ 12,964,023
Total Purchased Call Options — 0.0%(4) (identified cost $41,791)		$ 980
Total Investments — 100.2% (identified cost $218,072,740)		$ 209,007,769
Total Written Put Options — (0.2)% (premiums received $45,329)		$ (399,560)
Other Assets, Less Liabilities — (0.0)%(4)		$ (111,950)
Net Assets — 100.0%		$ 208,496,259

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Call Options — 0.0%(1)
Exchange-Traded Options — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	8	$2,067,672	$3,375	4/17/20	$ 80
S&P 500 Index	8	2,067,672	3,275	5/15/20	900
Total					$980

11
See Notes to Financial Statements.

Calvert
Conservative Allocation Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Written Put Options — (0.2)%
Exchange-Traded Options — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	(8)	$(2,067,672)	$2,900	4/17/20	$ (262,760)
S&P 500 Index	(8)	(2,067,672)	2,600	5/15/20	(136,800)
Total					$(399,560)

(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	4	Long	6/19/20	$ 513,940	$ 507
Interest Rate Futures
U.S. 2-Year Treasury Note	186	Long	6/30/20	40,991,203	555,965
U.S. 5-Year Treasury Note	73	Long	6/30/20	9,151,234	267,402
U.S. Ultra 10-Year Treasury Note	38	Long	6/19/20	5,929,188	308,386
U.S. Ultra-Long Treasury Bond	7	Long	6/19/20	1,553,125	134,565
					$1,266,825
12
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
March 31, 2020
Schedule of Investments (Unaudited)

Mutual Funds(1) — 94.1%

Security	Shares	Value
Equity Funds — 60.2%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	245,832	$ 5,268,179
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	316,688	6,137,410
Calvert US Large-Cap Core Responsible Index Fund, Class R6	2,515,664	56,577,281
Calvert US Large-Cap Growth Responsible Index Fund, Class I	578,552	16,245,750
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,718,345	31,755,016
Calvert US Mid-Cap Core Responsible Index Fund, Class I	120,572	2,598,318
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	165,898	9,232,192
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	801,770	6,782,976
Calvert Emerging Markets Equity Fund, Class R6	679,533	9,268,835
Calvert International Equity Fund, Class R6	909,918	15,823,480
Calvert International Opportunities Fund, Class R6	1,155,224	15,156,537
Calvert Mid-Cap Fund, Class I	84,306	2,696,105
		$ 177,542,079
Income Funds — 33.9%
Calvert Management Series:
Calvert Flexible Bond Fund (formerly, Calvert Absolute Return Bond Fund), Class R6	1,409,811	$ 19,187,524
Calvert Floating-Rate Advantage Fund, Class R6	1,778,757	15,066,074
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	1,849,217	29,753,899
The Calvert Fund:
Calvert High Yield Bond Fund, Class I	246,520	5,906,618
Calvert Short Duration Income Fund, Class R6	626,028	9,678,391
Calvert Ultra-Short Duration Income Fund, Class R6	2,134,309	20,297,279
		$ 99,889,785
Total Mutual Funds (identified cost $293,852,083)		$ 277,431,864
U.S. Treasury Obligations — 6.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
0.625%, 4/15/23(2)	$ 4,566	$ 4,601,232
0.750%, 2/15/45(2)	5,033	5,758,813
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds: (continued)
0.875%, 1/15/29(2)(3)	$ 6,951	$ 7,560,355
Total U.S. Treasury Obligations (identified cost $16,611,754)		$ 17,920,400
Total Purchased Call Options — 0.0%(4) (identified cost $62,686)		$ 1,470
Total Investments — 100.2% (identified cost $310,526,523)		$ 295,353,734
Total Written Put Options — (0.2)% (premiums received $67,994)		$ (599,340)
Other Assets, Less Liabilities — (0.0)%(4)		$ (21,137)
Net Assets — 100.0%		$ 294,733,257

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated company.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Call Options — 0.0%(1)
Exchange-Traded Options — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	12	$3,101,508	$3,375	4/17/20	$ 120
S&P 500 Index	12	3,101,508	3,275	5/15/20	1,350
Total					$1,470

13
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Written Put Options — (0.2)%
Exchange-Traded Options — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	(12)	$(3,101,508)	$2,900	4/17/20	$ (394,140)
S&P 500 Index	(12)	(3,101,508)	2,600	5/15/20	(205,200)
Total					$(599,340)

(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	3	Long	6/19/20	$ 385,455	$ 381
Interest Rate Futures
U.S. 2-Year Treasury Note	246	Long	6/30/20	54,214,172	735,308
U.S. Ultra 10-Year Treasury Note	25	Long	6/19/20	3,900,781	202,885
U.S. Ultra-Long Treasury Bond	(17)	Short	6/19/20	(3,771,875)	(323,571)
					$ 615,003
14
See Notes to Financial Statements.

Calvert
Growth Allocation Fund
March 31, 2020
Schedule of Investments (Unaudited)

Mutual Funds(1) — 93.3%

Security	Shares	Value
Equity Funds — 88.0%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	231,667	$ 4,964,613
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	253,089	4,904,870
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,533,533	34,489,147
Calvert US Large-Cap Growth Responsible Index Fund, Class I	390,337	10,960,665
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,206,588	22,297,750
Calvert US Mid-Cap Core Responsible Index Fund, Class I	92,980	2,003,723
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	111,945	6,229,756
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	564,589	4,776,425
Calvert Emerging Markets Equity Fund, Class R6	603,591	8,232,984
Calvert International Equity Fund, Class R6	795,351	13,831,162
Calvert International Opportunities Fund, Class R6	935,068	12,268,085
Calvert Mid-Cap Fund, Class I	74,655	2,387,459
		$ 127,346,639
Income Funds — 5.3%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	536,760	$ 4,546,359
The Calvert Fund:
Calvert High Yield Bond Fund, Class I	121,416	2,909,133
Calvert Ultra-Short Duration Income Fund, Class R6	24,070	228,903
		$ 7,684,395
Total Mutual Funds (identified cost $145,493,721)		$ 135,031,034
U.S. Treasury Obligations — 7.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
0.250%, 2/15/50(2)	$ 3,110	$ 3,211,261
0.750%, 2/15/45(2)	2,538	2,903,846
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds: (continued)
0.875%, 1/15/29(2)(3)	$ 3,658	$ 3,979,076
Total U.S. Treasury Obligations (identified cost $9,369,806)		$ 10,094,183
Total Purchased Call Options — 0.0%(4) (identified cost $52,238)		$ 1,225
Total Investments — 100.3% (identified cost $154,915,765)		$ 145,126,442
Total Written Put Options — (0.3)% (premiums received $56,662)		$ (499,450)
Other Assets, Less Liabilities — 0.0%(4)		$ 132,201
Net Assets — 100.0%		$ 144,759,193

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated company.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Amount is less than 0.05%.
Purchased Call Options — 0.0%(1)
Exchange-Traded Options — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	10	$2,584,590	$3,375	4/17/20	$ 100
S&P 500 Index	10	2,584,590	3,275	5/15/20	1,125
Total					$1,225

15
See Notes to Financial Statements.

Calvert
Growth Allocation Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Written Put Options — (0.3)%
Exchange-Traded Options — (0.3)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	(10)	$(2,584,590)	$2,900	4/17/20	$ (328,450)
S&P 500 Index	(10)	(2,584,590)	2,600	5/15/20	(171,000)
Total					$(499,450)

(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	59	Long	6/19/20	$ 7,580,615	$ 686,105
Interest Rate Futures
U.S. 2-Year Treasury Note	105	Long	6/30/20	23,140,195	313,851
U.S. 5-Year Treasury Note	(55)	Short	6/30/20	(6,894,765)	(201,389)
U.S. Ultra-Long Treasury Bond	(45)	Short	6/19/20	(9,984,375)	(718,005)
					$ 80,562
16
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Statements of Assets and Liabilities (Unaudited)

	March 31, 2020
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $12,105,228, $16,674,440 and $9,422,044, respectively)	$ 12,965,003	$ 17,921,870	$ 10,095,408
Investments in securities of affiliated issuers, at value (identified cost $205,967,512, $293,852,083 and $145,493,721, respectively)	196,042,766	277,431,864	135,031,034
Receivable for variation margin on open futures contracts	—	39,723	31,892
Receivable for investments sold	—	1,124,143	913,502
Receivable for capital shares sold	782,828	430,406	220,727
Interest receivable	22,813	30,813	10,160
Dividends receivable - affiliated	326,295	259,464	20,202
Receivable from affiliate	—	—	7,040
Trustees' deferred compensation plan	115,951	170,536	90,163
Due from affiliate	—	—	136,347
Total assets	$210,255,656	$297,408,819	$146,556,475
Liabilities
Payable for variation margin on open futures contracts	$ 43,949	$ —	$ —
Written options outstanding, at value (premiums received $45,329, $67,994 and $56,662, respectively)	399,560	599,340	499,450
Payable for investments purchased	798,227	259,454	20,186
Payable for capital shares redeemed	273,598	1,483,256	1,068,804
Payable to affiliates:
Distribution and service fees	57,154	76,594	37,945
Sub-transfer agency fee	2,472	5,253	4,510
Trustees' deferred compensation plan	115,951	170,536	90,163
Other	4,088	—	—
Accrued expenses	64,398	81,129	76,224
Total liabilities	$ 1,759,397	$ 2,675,562	$ 1,797,282
Net Assets	$208,496,259	$294,733,257	$144,759,193
Sources of Net Assets
Paid-in capital	$ 214,597,433	$ 306,962,664	$ 154,688,184
Accumulated loss	(6,101,174)	(12,229,407)	(9,928,991)
Total	$208,496,259	$294,733,257	$144,759,193
Class A Shares
Net Assets	$ 153,194,975	$ 219,553,570	$ 119,921,126
Shares Outstanding	9,577,049	12,919,317	7,029,792
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.00	$ 16.99	$ 17.06
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 16.80	$ 17.84	$ 17.91
Class C Shares
Net Assets	$ 27,270,316	$ 31,714,041	$ 13,229,733
Shares Outstanding	1,725,830	1,969,112	918,604
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.80	$ 16.11	$ 14.40
17
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2020
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Class I Shares
Net Assets	$28,030,968	$43,465,646	$11,608,334
Shares Outstanding	1,751,374	2,555,582	677,796
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.01	$ 17.01	$ 17.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2020
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Investment Income
Dividend income - affiliated issuers	$ 2,815,470	$ 4,025,153	$ 1,930,732
Interest income	117,740	162,731	52,624
Total investment income	$ 2,933,210	$ 4,187,884	$ 1,983,356
Expenses
Distribution and service fees:
Class A	$ 206,022	$ 316,536	$ 177,618
Class C	149,832	185,988	78,220
Trustees' fees and expenses	6,315	9,269	4,615
Custodian fees	916	984	816
Transfer agency fees and expenses	100,684	169,444	117,191
Accounting fees	14,893	18,618	10,251
Professional fees	20,090	23,720	18,955
Registration fees	30,711	30,541	29,666
Reports to shareholders	2,852	11,108	4,494
Miscellaneous	9,491	13,605	9,811
Total expenses	$ 541,806	$ 779,813	$ 451,637
Waiver and/or reimbursement of expenses by affiliate	$ —	$ —	$ (39,514)
Reimbursement of expenses - other	(3,099)	(4,737)	(2,428)
Net expenses	$ 538,707	$ 775,076	$ 409,695
Net investment income	$ 2,394,503	$ 3,412,808	$ 1,573,661
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - unaffiliated issuers	$ 33,785	$ 47,396	$ 151,472
Investment securities - affiliated issuers	748,498	2,349,154	628,000
Futures contracts	463,481	(214,324)	(646,387)
Capital gains distributions received from affiliated issuers	1,025,721	1,248,635	707,217
Net realized gain	$ 2,271,485	$ 3,430,861	$ 840,302
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers	$ 339,994	$ 498,654	$ 341,404
Investment securities - affiliated issuers	(19,577,726)	(38,725,557)	(25,043,445)
Futures contracts	1,525,890	748,928	(20,173)
Written options	(354,231)	(531,346)	(442,788)
Foreign currency	1,918	4,645	5,446
Net change in unrealized appreciation (depreciation)	$(18,064,155)	$(38,004,676)	$(25,159,556)
Net realized and unrealized loss	$(15,792,670)	$(34,573,815)	$(24,319,254)
Net decrease in net assets from operations	$(13,398,167)	$(31,161,007)	$(22,745,593)
19
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,394,503	$ 3,412,808	$ 1,573,661
Net realized gain	2,271,485	3,430,861	840,302
Net change in unrealized appreciation (depreciation)	(18,064,155)	(38,004,676)	(25,159,556)
Net decrease in net assets from operations	$ (13,398,167)	$ (31,161,007)	$ (22,745,593)
Distributions to shareholders:
Class A	$ (5,538,737)	$ (9,890,517)	$ (5,097,556)
Class C	(893,102)	(1,410,487)	(552,431)
Class I	(1,029,962)	(1,866,810)	(476,281)
Total distributions to shareholders	$ (7,461,801)	$ (13,167,814)	$ (6,126,268)
Capital share transactions:
Class A	$ 9,225,347	$ 5,382,892	$ 7,344,775
Class C	215,427	(30,372)	671,679
Class I	2,611,774	7,214,687	2,087,384
Net increase in net assets from capital share transactions	$ 12,052,548	$ 12,567,207	$ 10,103,838
Net decrease in net assets	$ (8,807,420)	$ (31,761,614)	$ (18,768,023)
Net Assets
At beginning of period	$ 217,303,679	$ 326,494,871	$ 163,527,216
At end of period	$208,496,259	$294,733,257	$144,759,193
20
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2019
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,164,998	$ 4,912,035	$ 1,546,244
Net realized gain	7,016,867	13,347,057	6,686,553
Net change in unrealized appreciation (depreciation)	1,391,157	(4,673,623)	(4,221,920)
Net increase in net assets from operations	$ 12,573,022	$ 13,585,469	$ 4,010,877
Distributions to shareholders:
Class A	$ (6,238,683)	$ (11,972,228)	$ (6,918,489)
Class C	(1,176,903)	(2,132,802)	(1,055,466)
Class I	(1,019,445)	(1,685,209)	(582,950)
Total distributions to shareholders	$ (8,435,031)	$ (15,790,239)	$ (8,556,905)
Capital share transactions:
Class A	$ 5,782,398	$ 17,481,020	$ 9,857,932
Class C	(4,452,570)	(8,052,463)	(3,170,414)
Class I	8,150,298	13,099,745	95,095
Net increase in net assets from capital share transactions	$ 9,480,126	$ 22,528,302	$ 6,782,613
Net increase in net assets	$ 13,618,117	$ 20,323,532	$ 2,236,585
Net Assets
At beginning of year	$ 203,685,562	$ 306,171,339	$ 161,290,631
At end of year	$217,303,679	$326,494,871	$163,527,216
21
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Financial Highlights

	Conservative Allocation Fund — Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 17.57	$ 17.25	$ 17.25	$ 16.48	$ 16.59	$ 17.22
Income (Loss) From Operations
Net investment income(1)	$ 0.19	$ 0.37	$ 0.33	$ 0.30	$ 0.31	$ 0.30
Net realized and unrealized gain (loss)	(1.16)	0.70	0.36	0.96	0.55	0.05
Total income (loss) from operations	$ (0.97)	$ 1.07	$ 0.69	$ 1.26	$ 0.86	$ 0.35
Less Distributions
From net investment income	$ (0.22)	$ (0.41)	$ (0.42)	$ (0.33)	$ (0.30)	$ (0.29)
From net realized gain	(0.38)	(0.34)	(0.27)	(0.16)	(0.67)	(0.69)
Total distributions	$ (0.60)	$ (0.75)	$ (0.69)	$ (0.49)	$ (0.97)	$ (0.98)
Net asset value — End of period	$ 16.00	$ 17.57	$ 17.25	$ 17.25	$ 16.48	$ 16.59
Total Return(2)	(5.76)% (3)	6.57%	4.08%	7.84%	5.42%	2.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$153,195	$159,188	$150,237	$138,512	$131,576	$112,881
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.41% (6)	0.44%	0.44%	0.51%	0.67%	0.69%
Net expenses(5)	0.41% (6)	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income	2.20% (6)	2.18%	1.93%	1.77%	1.90%	1.76%
Portfolio Turnover	20% (3)	85%	94%	46%	61%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6)	Annualized.
22
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Financial Highlights — continued

	Conservative Allocation Fund — Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 17.36	$ 17.05	$ 17.06	$ 16.28	$ 16.40	$ 17.06
Income (Loss) From Operations
Net investment income(1)	$ 0.13	$ 0.25	$ 0.20	$ 0.17	$ 0.17	$ 0.13
Net realized and unrealized gain (loss)	(1.16)	0.68	0.36	0.96	0.55	0.06
Total income (loss) from operations	$ (1.03)	$ 0.93	$ 0.56	$ 1.13	$ 0.72	$ 0.19
Less Distributions
From net investment income	$ (0.15)	$ (0.28)	$ (0.30)	$ (0.19)	$ (0.17)	$ (0.16)
From net realized gain	(0.38)	(0.34)	(0.27)	(0.16)	(0.67)	(0.69)
Total distributions	$ (0.53)	$ (0.62)	$ (0.57)	$ (0.35)	$ (0.84)	$ (0.85)
Net asset value — End of period	$ 15.80	$ 17.36	$ 17.05	$ 17.06	$ 16.28	$ 16.40
Total Return(2)	(6.14)% (3)	5.77%	3.30%	7.04%	4.57%	1.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,270	$29,828	$33,843	$33,661	$34,334	$29,932
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.16% (6)	1.19%	1.19%	1.30%	1.46%	1.44%
Net expenses(5)	1.16% (6)	1.19%	1.19%	1.19%	1.27%	1.44%
Net investment income	1.46% (6)	1.47%	1.17%	1.03%	1.07%	0.76%
Portfolio Turnover	20% (3)	85%	94%	46%	61%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6)	Annualized.
23
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Financial Highlights — continued

	Conservative Allocation Fund — Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2016(1)
		2019	2018	2017
Net asset value — Beginning of period	$ 17.58	$ 17.25	$ 17.23	$ 16.48	$ 16.07
Income (Loss) From Operations
Net investment income(2)	$ 0.22	$ 0.42	$ 0.41	$ 0.40	$ 0.11
Net realized and unrealized gain (loss)	(1.17)	0.70	0.34	0.91	0.43
Total income (loss) from operations	$ (0.95)	$ 1.12	$ 0.75	$ 1.31	$ 0.54
Less Distributions
From net investment income	$ (0.24)	$ (0.45)	$ (0.46)	$ (0.40)	$ (0.13)
From net realized gain	(0.38)	(0.34)	(0.27)	(0.16)	—
Total distributions	$ (0.62)	$ (0.79)	$ (0.73)	$ (0.56)	$ (0.13)
Net asset value — End of period	$ 16.01	$ 17.58	$ 17.25	$17.23	$16.48
Total Return(3)	(5.63)% (4)	6.89%	4.40%	8.22%	3.40% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,031	$28,288	$19,605	$ 3,052	$ 1,034
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.16% (7)	0.19%	0.19%	1.43%	0.97% (7)
Net expenses(6)	0.16% (7)	0.16%	0.09%	0.09%	0.09% (7)
Net investment income	2.46% (7)	2.44%	2.36%	2.37%	1.93% (7)
Portfolio Turnover	20% (4)	85%	94%	46%	61% (8)

(1)	From May 20, 2016 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(7)	Annualized.
(8)	For the year ended September 30, 2016.
24
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Financial Highlights — continued

	Moderate Allocation Fund — Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 19.49	$ 19.77	$ 19.32	$ 17.86	$ 18.84	$ 19.80
Income (Loss) From Operations
Net investment income(1)	$ 0.20	$ 0.31	$ 0.29	$ 0.28	$ 0.25	$ 0.23
Net realized and unrealized gain (loss)	(1.93)	0.43	1.15	1.93	1.00	(0.04)
Total income (loss) from operations	$ (1.73)	$ 0.74	$ 1.44	$ 2.21	$ 1.25	$ 0.19
Less Distributions
From net investment income	$ (0.21)	$ (0.40)	$ (0.47)	$ (0.28)	$ (0.24)	$ (0.21)
From net realized gain	(0.56)	(0.62)	(0.52)	(0.47)	(1.99)	(0.94)
Total distributions	$ (0.77)	$ (1.02)	$ (0.99)	$ (0.75)	$ (2.23)	$ (1.15)
Net asset value — End of period	$ 16.99	$ 19.49	$ 19.77	$ 19.32	$ 17.86	$ 18.84
Total Return(2)	(9.35)% (3)	4.44%	7.62%	12.86%	7.16%	0.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$219,554	$247,372	$231,146	$213,343	$203,907	$189,372
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.41% (6)	0.42%	0.43%	0.50%	0.73%	0.67%
Net expenses(5)	0.41% (6)	0.42%	0.43%	0.44%	0.56%	0.67%
Net investment income	2.08% (6)	1.65%	1.47%	1.52%	1.43%	1.14%
Portfolio Turnover	20% (3)	89%	73%	45%	61%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6)	Annualized.
25
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Financial Highlights — continued

	Moderate Allocation Fund — Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 18.52	$ 18.84	$ 18.37	$ 17.11	$ 18.16	$ 19.19
Income (Loss) From Operations
Net investment income(1)	$ 0.12	$ 0.19	$ 0.13	$ 0.14	$ 0.11	$ 0.07
Net realized and unrealized gain (loss)	(1.82)	0.38	1.10	1.84	0.97	(0.02)
Total income (loss) from operations	$ (1.70)	$ 0.57	$ 1.23	$ 1.98	$ 1.08	$ 0.05
Less Distributions
From net investment income	$ (0.15)	$ (0.27)	$ (0.24)	$ (0.25)	$ (0.14)	$ (0.14)
From net realized gain	(0.56)	(0.62)	(0.52)	(0.47)	(1.99)	(0.94)
Total distributions	$ (0.71)	$ (0.89)	$ (0.76)	$ (0.72)	$ (2.13)	$ (1.08)
Net asset value — End of period	$ 16.11	$ 18.52	$ 18.84	$ 18.37	$ 17.11	$ 18.16
Total Return(2)	(9.71)% (3)	3.68%	6.83%	12.02%	6.37%	0.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,714	$36,679	$45,880	$42,529	$42,695	$40,560
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.16% (6)	1.17%	1.18%	1.29%	1.51%	1.42%
Net expenses(5)	1.16% (6)	1.17%	1.18%	1.19%	1.32%	1.42%
Net investment income	1.33% (6)	1.04%	0.72%	0.77%	0.68%	0.37%
Portfolio Turnover	20% (3)	89%	73%	45%	61%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6)	Annualized.
26
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Financial Highlights — continued

	Moderate Allocation Fund — Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2016(1)
		2019	2018	2017
Net asset value — Beginning of period	$ 19.51	$ 19.79	$ 19.36	$ 17.85	$ 17.10
Income (Loss) From Operations
Net investment income(2)	$ 0.23	$ 0.35	$ 0.33	$ 0.26	$ 0.07
Net realized and unrealized gain (loss)	(1.93)	0.44	1.19	2.02	0.76
Total income (loss) from operations	$ (1.70)	$ 0.79	$ 1.52	$ 2.28	$ 0.83
Less Distributions
From net investment income	$ (0.24)	$ (0.45)	$ (0.57)	$ (0.30)	$ (0.08)
From net realized gain	(0.56)	(0.62)	(0.52)	(0.47)	—
Total distributions	$ (0.80)	$ (1.07)	$ (1.09)	$ (0.77)	$ (0.08)
Net asset value — End of period	$ 17.01	$ 19.51	$ 19.79	$19.36	$17.85
Total Return(3)	(9.28)% (4)	4.69%	8.04%	13.26%	4.86% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,466	$42,444	$29,145	$ 9,124	$ 1,049
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.16% (7)	0.17%	0.17%	0.55%	0.54% (7)
Net expenses(6)	0.16% (7)	0.14%	0.09%	0.09%	0.09% (7)
Net investment income	2.32% (7)	1.83%	1.70%	1.43%	1.06% (7)
Portfolio Turnover	20% (4)	89%	73%	45%	61% (8)

(1)	From May 20, 2016 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(7)	Annualized.
(8)	For the year ended September 30, 2016.
27
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Financial Highlights — continued

	Growth Allocation Fund — Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 20.38	$ 21.16	$ 20.27	$ 18.12	$ 19.32	$ 20.68
Income (Loss) From Operations
Net investment income(1)	$ 0.20	$ 0.20	$ 0.22	$ 0.23	$ 0.19	$ 0.21
Net realized and unrealized gain (loss)	(2.76)	0.15	1.79	2.82	1.25	(0.08)
Total income (loss) from operations	$ (2.56)	$ 0.35	$ 2.01	$ 3.05	$ 1.44	$ 0.13
Less Distributions
From net investment income	$ (0.20)	$ (0.36)	$ (0.44)	$ (0.23)	$ (0.15)	$ (0.21)
From net realized gain	(0.56)	(0.77)	(0.68)	(0.67)	(2.49)	(1.28)
Total distributions	$ (0.76)	$ (1.13)	$ (1.12)	$ (0.90)	$ (2.64)	$ (1.49)
Net asset value — End of period	$ 17.06	$ 20.38	$ 21.16	$ 20.27	$ 18.12	$ 19.32
Total Return(2)	(13.34)% (3)	2.56%	10.19%	17.59%	8.03%	0.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$119,921	$136,474	$129,981	$116,680	$103,539	$93,928
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.48% (6)	0.52%	0.52%	0.60%	0.78%	0.77%
Net expenses(5)	0.43% (6)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	1.90% (6)	1.04%	1.07%	1.24%	1.10%	1.04%
Portfolio Turnover	26% (3)	92%	64%	55%	62%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6)	Annualized.
28
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Financial Highlights — continued

	Growth Allocation Fund — Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 17.26	$ 18.10	$ 17.50	$ 15.85	$ 17.21	$ 18.71
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.10	$ 0.08	$ 0.06	$ 0.08	$ 0.03	$ (0.01)
Net realized and unrealized gain (loss)	(2.33)	0.08	1.53	2.45	1.10	(0.07)
Total income (loss) from operations	$ (2.23)	$ 0.16	$ 1.59	$ 2.53	$ 1.13	$ (0.08)
Less Distributions
From net investment income	$ (0.07)	$ (0.23)	$ (0.31)	$ (0.21)	$ —	$ (0.14)
From net realized gain	(0.56)	(0.77)	(0.68)	(0.67)	(2.49)	(1.28)
Total distributions	$ (0.63)	$ (1.00)	$ (0.99)	$ (0.88)	$ (2.49)	$ (1.42)
Net asset value — End of period	$ 14.40	$ 17.26	$ 18.10	$ 17.50	$ 15.85	$ 17.21
Total Return(2)	(13.62)% (3)	1.80%	9.39%	16.72%	7.06%	(0.72)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,230	$15,189	$19,372	$18,045	$17,578	$16,400
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.23% (6)	1.27%	1.27%	1.42%	1.60%	1.55%
Net expenses(5)	1.18% (6)	1.18%	1.18%	1.18%	1.31%	1.55%
Net investment income (loss)	1.15% (6)	0.48%	0.33%	0.52%	0.20%	(0.05)%
Portfolio Turnover	26% (3)	92%	64%	55%	62%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6)	Annualized.
29
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Financial Highlights — continued

	Growth Allocation Fund — Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2016(1)
		2019	2018	2017
Net asset value — Beginning of period	$ 20.48	$ 21.26	$ 20.35	$ 18.14	$ 17.17
Income (Loss) From Operations
Net investment income(2)	$ 0.22	$ 0.24	$ 0.25	$ 0.36	$ 0.01
Net realized and unrealized gain (loss)	(2.76)	0.16	1.84	2.77	0.96
Total income (loss) from operations	$ (2.54)	$ 0.40	$ 2.09	$ 3.13	$ 0.97
Less Distributions
From net investment income	$ (0.25)	$ (0.41)	$ (0.50)	$ (0.25)	$ —
From net realized gain	(0.56)	(0.77)	(0.68)	(0.67)	—
Total distributions	$ (0.81)	$ (1.18)	$ (1.18)	$ (0.92)	$ —
Net asset value — End of period	$ 17.13	$ 20.48	$ 21.26	$20.35	$18.14
Total Return(3)	(13.23)% (4)	2.84%	10.57%	18.02%	5.65% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,608	$11,864	$11,938	$ 1,790	$ 1,056
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.23% (7)	0.27%	0.26%	1.76%	0.57% (7)
Net expenses(6)	0.18% (7)	0.15%	0.08%	0.08%	0.08% (7)
Net investment income	2.10% (7)	1.23%	1.20%	1.91%	0.19% (7)
Portfolio Turnover	26% (4)	92%	64%	55%	62% (8)

(1)	From May 20, 2016 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(7)	Annualized.
(8)	For the year ended September 30, 2016.
30
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Conservative Allocation Fund (Conservative), Calvert Moderate Allocation Fund (Moderate) and Calvert Growth Allocation Fund (Growth), (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Conservative is to seek current income and capital appreciation, consistent with the preservation of capital. The investment objective of Moderate is to seek long-term capital appreciation and growth of income, with current income a secondary objective. The investment objective of Growth is to seek long-term capital appreciation. Each Fund is a "fund-of-funds" that invests primarily in a combination of other Calvert equity and income funds (the Underlying Funds). The financial statements of the Underlying Funds are included in their shareholder reports, which are available free of charge at www.calvert.com.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and polices of the Underlying Funds are included in their financial statements, which are available upon request.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds’ adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
31

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Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2020, based on the inputs used to value them:
Conservative
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 196,042,766	$ —	$ —	$ 196,042,766
U.S. Treasury Obligations	—	12,964,023	—	12,964,023
Purchased Options	980	—	—	980
Total Investments	$196,043,746	$12,964,023	$ —	$209,007,769
Futures Contracts	$ 1,266,825	$ —	$ —	$ 1,266,825
Total	$197,310,571	$12,964,023	$ —	$210,274,594
Liability Description
Written Options	$ (399,560)	$ —	$ —	$ (399,560)
Total	$ (399,560)	$ —	$ —	$ (399,560)
Moderate
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 277,431,864	$ —	$ —	$ 277,431,864
U.S. Treasury Obligations	—	17,920,400	—	17,920,400
Purchased Options	1,470	—	—	1,470
Total Investments	$277,433,334	$17,920,400	$ —	$295,353,734
Futures Contracts	$ 938,574	$ —	$ —	$ 938,574
Total	$278,371,908	$17,920,400	$ —	$296,292,308
Liability Description
Futures Contracts	$ (323,571)	$ —	$ —	$ (323,571)
Written Options	(599,340)	—	—	(599,340)
Total	$ (922,911)	$ —	$ —	$ (922,911)
32

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Asset Allocation Funds
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Notes to Financial Statements (Unaudited) — continued

Growth
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 135,031,034	$ —	$ —	$ 135,031,034
U.S. Treasury Obligations	—	10,094,183	—	10,094,183
Purchased Options	1,225	—	—	1,225
Total Investments	$135,032,259	$10,094,183	$ —	$145,126,442
Futures Contracts	$ 999,956	$ —	$ —	$ 999,956
Total	$136,032,215	$10,094,183	$ —	$146,126,398
Liability Description
Futures Contracts	$ (919,394)	$ —	$ —	$ (919,394)
Written Options	(499,450)	—	—	(499,450)
Total	$ (1,418,844)	$ —	$ —	$ (1,418,844)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions received from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
F  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Funds is included in the Statements of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Funds' policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
33

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Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Upon the writing of a call or a put option, the premium received by the Funds is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Funds' policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, each Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Funds, as writers of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bear the market risk of an unfavorable change in the price of the instrument underlying the written option. The Funds may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared and paid quarterly for Conservative and Moderate and annually for Growth. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), provides investment advisory services to the Funds. The Funds do not pay advisory fees to CRM for performing investment advisory services. CRM, however, receives advisory fees for managing the Underlying Funds.
CRM has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses, borrowing costs, taxes or litigation expenses) for Conservative, Moderate and Growth exceed 0.44%, 0.44% and 0.43%, respectively, for Class A shares; 1.19%, 1.19% and 1.18%, respectively, for Class C shares; and 0.19%, 0.19% and 0.18%, respectively, for Class I shares of such class' average daily net assets. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $39,514 of Growth. CRM serves as the administrator of the Funds, but receives no compensation.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average
34

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Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Conservative, Moderate and Growth paid or accrued for the six months ended March 31, 2020 amounted to $206,022, $316,536 and $177,618, respectively, for Class A shares and $149,832, $185,988 and $78,220, respectively, for Class C shares.
The Funds were informed that EVD received $31,356, $32,374 and $32,921 for Conservative, Moderate and Growth, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. The Funds were also informed that EVD received $2,956, $766 and $777 for Conservative, Moderate and Growth, respectively, of contingent deferred sales charges paid by each Fund's shareholders for the same period.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $16,841, $30,756 and $27,268 for Conservative, Moderate and Growth, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
During the six months ended March 31, 2020, CRM agreed to reimburse Growth $136,347 for a net realized loss due to a trading error in the period, which is included in Due from affiliate on the Statements of Assets and Liabilities. Had the Fund not received the reimbursement, total return would have been lower by 0.10%, 0.12% and 0.10% for Class A, Class C and Class I, respectively.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, each Fund’s allocated portion of such expense and reimbursement was $3,099, $4,737 and $2,428 for Conservative, Moderate and Growth, respectively, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statements of Operations. For the year ending December 31, 2020, each member (other than CRM's Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Conservative	Moderate	Growth
Purchases
U.S. Government and Agency Securities	$ —	$ —	$ 3,106,014
Non-U.S. Government and Agency Securities	54,270,924	70,584,037	45,658,878
Total Purchases	$54,270,924	$70,584,037	$48,764,892
Sales
U.S. Government and Agency Securities	$ 3,872,060	$ 6,131,518	$ 1,497,476
Non-U.S. Government and Agency Securities	40,376,733	60,074,804	41,811,543
Total Sales	$44,248,793	$66,206,322	$43,309,019
4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, Growth had a late year ordinary loss of $201,199 related to certain specified losses realized after October 31, 2018 which it has elected to defer to the following taxable year pursuant to income tax regulations.
35

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Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2020, as determined on a federal income tax basis, were as follows:
	Conservative	Moderate	Growth
Aggregate cost	$218,322,077	$311,077,741	$155,205,543
Gross unrealized appreciation	$ 4,174,860	$ 6,299,979	$ 3,955,137
Gross unrealized depreciation	(12,621,903)	(22,008,323)	(14,453,126)
Net unrealized depreciation	$ (8,447,043)	$ (15,708,344)	$ (10,497,989)
5  Financial Instruments
A summary of futures contracts and options contracts outstanding at March 31, 2020 is included in each Fund's Schedule of Investments. During the six months ended March 31, 2020, each Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At March 31, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Conservative
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Equity price	Futures contracts	Accumulated loss	$ 507(1)	$ —
Equity price	Purchased options	Investments in securities of unaffiliated issuers, at value	980	—
Equity price	Written options	Written options outstanding, at value	—	(399,560)
Interest rate	Futures contracts	Accumulated loss	1,266,318 (1)	—
Total			$1,267,805	$(399,560)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Moderate
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Equity price	Futures contracts	Accumulated loss	$ 381(1)	$ —
Equity price	Purchased options	Investments in securities of unaffiliated issuers, at value	1,470	—
Equity price	Written options	Written options outstanding, at value	—	(599,340)
Interest rate	Futures contracts	Accumulated loss	938,193 (1)	(323,571) (1)
Total			$940,044	$(922,911)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
36

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Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Growth
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Equity price	Futures contracts	Accumulated loss	$ 686,105(1)	$ —
Equity price	Purchased options	Investments in securities of unaffiliated issuers, at value	1,225	—
Equity price	Written options	Written options outstanding, at value	—	(499,450)
Interest rate	Futures contracts	Accumulated loss	313,851 (1)	(919,394) (1)
Total			$1,001,181	$(1,418,844)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended March 31, 2020 was as follows:
Conservative
Statements of Operations Caption	Equity price	Interest rate	Total
Net realized gain (loss):
Investment securities - unaffiliated issuers(1)	$ (5,828)	$ —	$ (5,828)
Futures contracts	(6,175)	469,656	463,481
Total	$ (12,003)	$ 469,656	$ 457,653
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers(1)	$ (40,811)	$ —	$ (40,811)
Futures contracts	507	1,525,383	1,525,890
Written options	(354,231)	—	(354,231)
Total	$(394,535)	$1,525,383	$1,130,848

(1)	Relates to purchased options.
Moderate
Statements of Operations Caption	Equity price	Interest rate	Total
Net realized gain (loss):
Investment securities - unaffiliated issuers(1)	$ (15,298)	$ —	$ (15,298)
Futures contracts	(18,471)	(195,853)	(214,324)
Total	$ (33,769)	$(195,853)	$(229,622)
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers(1)	$ (61,216)	$ —	$ (61,216)
Futures contracts	381	748,547	748,928
Written options	(531,346)	—	(531,346)
Total	$(592,181)	$ 748,547	$ 156,366

(1)	Relates to purchased options.
37

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Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Growth
Statements of Operations Caption	Equity price	Interest rate	Total
Net realized gain (loss):
Investment securities - unaffiliated issuers(1)	$ (22,583)	$ —	$ (22,583)
Futures contracts	(343,162)	(303,225)	(646,387)
Total	$(365,745)	$(303,225)	$(668,970)
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers(1)	$ (51,013)	$ —	$ (51,013)
Futures contracts	686,105	(706,278)	(20,173)
Written options	(442,788)	—	(442,788)
Total	$ 192,304	$(706,278)	$(513,974)

(1)	Relates to purchased options.
The average notional cost of futures contracts and the average number of purchased and written options contracts outstanding during the six months ended March 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:
	Conservative	Moderate	Growth
Futures contracts — long	$59,806,000	$58,094,000	$26,536,000
Futures contracts — short	$—	$2,582,000	$12,309,000
Purchased options	33	82	116
Written options	(5)	(7)	(6)
6  Line of Credit
Effective October 29, 2019, the Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Funds participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with State Street Bank and Trust Company, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Funds had no borrowings outstanding pursuant to their line of credit at March 31, 2020. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
7  Affiliated Funds
At March 31, 2020, the value of each Fund’s investment in affiliated funds was $196,042,766, $277,431,864 and $135,031,034 for Conservative, Moderate and Growth, respectively, which represents 94.0%, 94.1% and 93.3% of net assets for Conservative, Moderate and Growth, respectively. Transactions in affiliated funds by the Funds for the six months ended March 31, 2020 were as follows:
38

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Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Conservative
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares, end of period
Bond Fund, Class R6	$65,755,067	$ 2,647,983	$ —	$ —	$ (2,444,355)	$ 65,958,695	$ 879,165	$ 600,861	4,099,360
Emerging Markets Advancement Fund, Class I	—	2,817,685	—	—	(577,338)	2,240,347	—	8,435	264,816
Emerging Markets Equity Fund, Class R6	5,944,697	388,984	(2,369,250)	66,252	(576,092)	3,454,591	38,984	—	253,269
Equity Fund, Class R6	—	4,584,619	—	—	(492,641)	4,091,978	14,722	111,897	73,531
Flexible Bond Fund, Class R6	18,508,464	659,332	—	—	(1,819,129)	17,348,667	295,332	—	1,274,700
Floating-Rate Advantage Fund, Class R6	14,706,589	2,693,318	—	—	(1,745,388)	15,654,519	353,336	—	1,848,231
High Yield Bond Fund, Class I	—	3,920,255	—	—	299,066	4,219,321	4,255	—	176,098
International Equity Fund, Class R6	6,077,200	924,870	—	—	(784,848)	6,217,222	94,870	—	357,517
International Opportunities Fund, Class R6	6,600,283	99,861	(1,081,000)	78,221	(970,875)	4,726,490	99,861	—	360,251
International Responsible Index Fund, Class R6	2,255,256	39,514	(137,000)	7,095	(351,632)	1,813,233	39,514	—	93,562
Mid-Cap Fund, Class I	1,626,757	106,681	—	—	(389,069)	1,344,369	3,614	73,067	42,038
Short Duration Income Fund, Class R6	6,518,473	240,816	—	—	(324,147)	6,435,142	91,817	—	416,245
Small-Cap Fund, Class R6	3,311,467	47,430	(1,194,000)	58,820	(497,418)	1,726,299	8,291	39,139	80,555
Ultra-Short Duration Income Fund, Class R6	22,011,207	25,406,958	(27,732,483)	(539,488)	(781,774)	18,364,420	281,413	—	1,931,064
US Large-Cap Core Responsible Index Fund, Class R6	25,452,806	4,261,836	(6,710,000)	747,724	(3,167,717)	20,584,649	252,836	—	915,280
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Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares, end of period
US Large-Cap Growth Responsible Index Fund, Class I	$ 8,651,072	$ 134,055	$ (1,152,000)	$ 329,837	$ (760,984)	$ 7,201,980	$ 60,370	$ 73,685	256,481
US Large-Cap Value Responsible Index Fund, Class I	12,478,256	5,275,505	—	—	(3,969,399)	13,784,362	286,521	107,984	745,907
US Mid-Cap Core Responsible Index Fund, Class I	1,080,209	21,222	(1,000)	37	(223,986)	876,482	10,569	10,653	40,672
Totals				$ 748,498	$(19,577,726)	$196,042,766	$2,815,470	$1,025,721
Moderate
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares, end of period
Bond Fund, Class R6	$37,077,389	$ 686,587	$ (6,874,000)	$ 150,556	$ (1,286,633)	$ 29,753,899	$ 415,560	$ 271,048	1,849,217
Emerging Markets Advancement Fund, Class I	—	8,532,200	—	—	(1,749,224)	6,782,976	—	25,397	801,770
Emerging Markets Equity Fund, Class R6	17,187,042	1,064,662	(7,737,803)	253,964	(1,499,030)	9,268,835	110,662	—	679,533
Equity Fund, Class R6	—	10,343,674	—	—	(1,111,482)	9,232,192	33,215	252,459	165,898
Flexible Bond Fund, Class R6	20,551,473	647,889	—	—	(2,011,838)	19,187,524	326,889	—	1,409,811
Floating-Rate Advantage Fund, Class R6	13,162,164	3,343,227	—	—	(1,439,317)	15,066,074	316,245	—	1,778,757
High Yield Bond Fund, Class I	—	5,487,956	—	—	418,662	5,906,618	5,957	—	246,520
International Equity Fund, Class R6	15,591,660	2,222,455	—	—	(1,990,635)	15,823,480	241,455	—	909,918
40

Calvert
Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares, end of period
International Opportunities Fund, Class R6	$19,715,738	$ 300,407	$ (1,838,000)	$ 118,218	$ (3,139,826)	$ 15,156,537	$ 300,407	$ —	1,155,224
International Responsible Index Fund, Class R6	7,511,725	133,746	(336,000)	17,400	(1,189,461)	6,137,410	133,746	—	316,688
Mid-Cap Fund, Class I	3,274,531	201,784	—	—	(780,210)	2,696,105	7,249	146,535	84,306
Short Duration Income Fund, Class R6	9,073,724	1,091,953	—	—	(487,286)	9,678,391	135,953	—	626,028
Small-Cap Fund, Class R6	8,136,866	256,927	(1,704,000)	81,734	(1,503,348)	5,268,179	20,789	98,138	245,832
Ultra-Short Duration Income Fund, Class R6	26,826,055	22,921,941	(27,790,212)	(656,826)	(1,003,679)	20,297,279	349,457	—	2,134,309
US Large-Cap Core Responsible Index Fund, Class R6	67,897,893	4,145,566	(8,410,790)	910,759	(7,966,147)	56,577,281	791,565	—	2,515,664
US Large-Cap Growth Responsible Index Fund, Class I	21,272,431	302,393	(4,413,000)	1,279,764	(2,195,838)	16,245,750	136,179	166,214	578,552
US Large-Cap Value Responsible Index Fund, Class I	31,947,872	8,820,821	—	—	(9,013,677)	31,755,016	660,058	248,761	1,718,345
US Mid-Cap Core Responsible Index Fund, Class I	4,072,471	79,850	(971,000)	193,585	(776,588)	2,598,318	39,767	40,083	120,572
Totals				$2,349,154	$(38,725,557)	$277,431,864	$4,025,153	$1,248,635
41

Calvert
Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Growth
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares, end of period
Bond Fund, Class R6	$ 4,516,834	$ 692,414	$ (5,190,402)	$ 192,408	$ (211,254)	$ —	$ 11,576	$ —	—
Emerging Markets Advancement Fund, Class I	—	5,977,079	—	—	(1,200,654)	4,776,425	—	21,425	564,589
Emerging Markets Equity Fund, Class R6	13,839,097	1,456,218	(5,814,459)	137,445	(1,385,317)	8,232,984	92,218	—	603,591
Equity Fund, Class R6	—	6,979,769	—	—	(750,013)	6,229,756	22,413	170,356	111,945
Floating-Rate Advantage Fund, Class R6	3,283,653	1,549,458	—	—	(286,752)	4,546,359	80,462	—	536,760
High Yield Bond Fund, Class I	—	2,702,934	—	—	206,199	2,909,133	2,933	—	121,416
International Equity Fund, Class R6	13,922,830	1,632,054	—	—	(1,723,722)	13,831,162	211,053	—	795,351
International Opportunities Fund, Class R6	15,549,091	240,690	(1,044,000)	71,244	(2,548,940)	12,268,085	240,690	—	935,068
International Responsible Index Fund, Class R6	5,747,021	106,887	—	—	(949,038)	4,904,870	106,887	—	253,089
Mid-Cap Fund, Class I	2,860,367	218,179	—	—	(691,087)	2,387,459	6,419	129,760	74,655
Short Duration Income Fund, Class R6	7,435	18	(7,450)	(2)	(1)	—	21	—	—
Small-Cap Fund, Class R6	6,087,303	286,290	—	—	(1,408,980)	4,964,613	15,783	74,507	231,667
Ultra-Short Duration Income Fund, Class R6	—	4,102,476	(3,728,197)	(133,990)	(11,386)	228,903	13,492	—	24,070
US Large-Cap Core Responsible Index Fund, Class R6	51,833,203	11,585,724	(22,723,036)	(462,264)	(5,744,480)	34,489,147	547,265	—	1,533,533
US Large-Cap Growth Responsible Index Fund, Class I	14,668,535	204,018	(3,304,000)	823,159	(1,431,047)	10,960,665	91,877	112,141	390,337
42

Calvert
Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares, end of period
US Large-Cap Value Responsible Index Fund, Class I	$20,845,592	$ 7,846,156	$ —	$ —	$ (6,393,998)	$ 22,297,750	$ 463,481	$ 174,675	1,206,588
US Mid-Cap Core Responsible Index Fund, Class I	2,438,184	78,514	—	—	(512,975)	2,003,723	24,162	24,353	92,980
Totals				$ 628,000	$(25,043,445)	$135,031,034	$1,930,732	$707,217
8  Capital Shares
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
Conservative
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,304,776	$ 22,648,062	2,330,709	$ 39,792,979
Reinvestment of distributions	299,104	5,218,368	363,931	5,887,096
Shares redeemed	(1,124,266)	(19,258,555)	(2,551,692)	(43,328,222)
Converted from Class C	36,347	617,472	206,350	3,430,545
Net increase	515,961	$ 9,225,347	349,298	$ 5,782,398
Class C
Shares sold	173,354	$ 2,994,506	311,021	$ 5,212,563
Reinvestment of distributions	48,550	841,780	69,316	1,095,859
Shares redeemed	(177,612)	(3,003,387)	(438,366)	(7,330,447)
Converted to Class A	(36,834)	(617,472)	(209,031)	(3,430,545)
Net increase (decrease)	7,458	$ 215,427	(267,060)	$ (4,452,570)
Class I
Shares sold	325,371	$ 5,704,011	874,666	$ 14,901,899
Reinvestment of distributions	59,114	1,029,962	62,564	1,017,615
Shares redeemed	(242,334)	(4,122,199)	(464,661)	(7,769,216)
Net increase	142,151	$ 2,611,774	472,569	$ 8,150,298
43

Calvert
Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Moderate
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	641,109	$ 12,510,052	1,877,334	$ 35,308,247
Reinvestment of distributions	478,341	9,485,122	671,564	11,604,554
Shares redeemed	(929,896)	(17,382,974)	(1,981,080)	(37,276,794)
Converted from Class C	40,562	770,692	432,322	7,845,013
Net increase	230,116	$ 5,382,892	1,000,140	$ 17,481,020
Class C
Shares sold	122,920	$ 2,288,341	275,995	$ 4,896,010
Reinvestment of distributions	71,498	1,352,019	125,901	2,044,774
Shares redeemed	(163,113)	(2,900,040)	(400,993)	(7,148,234)
Converted to Class A	(42,802)	(770,692)	(455,014)	(7,845,013)
Net decrease	(11,497)	$ (30,372)	(454,111)	$ (8,052,463)
Class I
Shares sold	544,884	$ 10,262,180	1,062,974	$ 20,062,004
Reinvestment of distributions	93,157	1,843,116	94,949	1,654,149
Shares redeemed	(257,854)	(4,890,609)	(455,538)	(8,616,408)
Net increase	380,187	$ 7,214,687	702,385	$ 13,099,745
Growth
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	534,213	$10,859,907	918,358	$ 18,029,054
Reinvestment of distributions	227,334	4,889,956	386,141	6,684,103
Shares redeemed	(443,531)	(8,717,527)	(886,539)	(17,378,513)
Converted from Class C	15,540	312,439	135,009	2,523,288
Net increase	333,556	$ 7,344,775	552,969	$ 9,857,932
Class C
Shares sold	85,313	$ 1,429,658	143,311	$ 2,397,390
Reinvestment of distributions	29,672	539,742	70,530	1,039,612
Shares redeemed	(57,981)	(985,282)	(245,643)	(4,084,128)
Converted to Class A	(18,381)	(312,439)	(158,621)	(2,523,288)
Net increase (decrease)	38,623	$ 671,679	(190,423)	$ (3,170,414)
44

Calvert
Asset Allocation Funds
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Growth — continued
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	195,158	$ 3,964,125	260,304	$ 5,023,142
Reinvestment of distributions	22,011	474,992	32,112	557,467
Shares redeemed	(118,712)	(2,351,733)	(274,691)	(5,485,514)
Net increase	98,457	$ 2,087,384	17,725	$ 95,095
9  Risks and Uncertainties
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Funds' investments.
45

Calvert
Conservative Allocation Fund
March 31, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
46

Calvert
Conservative Allocation Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Conservative Allocation Fund (the “Fund”) is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-, three- and five-year periods ended September 30, 2019. It also indicated that the Fund had underperformed its benchmark index for the one-year period ended September 30, 2019, while it had outperformed its benchmark index for the three- and five-year periods ended September 30, 2019. The performance data also indicated that the Fund had underperformed its blended benchmark for the one- and five-year periods ended September 30, 2019, while it had outperformed its blended benchmark for the three-year period ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
47

Calvert
Conservative Allocation Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of the Fund’s expense group. The Board took into consideration that the Fund does not pay an advisory fee to CRM for advisory services but that CRM does receive advisory fees from the underlying funds in which the Fund invests. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had reimbursed a portion of the Fund’s expenses during the Fund’s fiscal-year ended September 30, 2019. Based upon its review, the Board concluded that the compensation structure was reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board noted that the Fund did not pay an advisory fee to the Adviser. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. The Board noted, however, that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
48

Calvert
Moderate Allocation Fund
March 31, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
49

Calvert
Moderate Allocation Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Moderate Allocation Fund (the “Fund”) is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-, three- and five-year periods ended September 30, 2019. It also indicated that the Fund had outperformed its benchmark index for the one-year period ended September 30, 2019, while it had underperformed its benchmark index for three- and five-year periods ended September 30, 2019. The performance data also indicated that the Fund had underperformed its blended benchmark for the one- and five-year periods ended September 30, 2019, while it had outperformed its blended benchmark for the three-year period ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
50

Calvert
Moderate Allocation Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into consideration that the Fund does not pay an advisory fee to CRM for advisory services but that CRM does receive advisory fees from the underlying funds in which the Fund invests. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had reimbursed a portion of the Fund’s expenses during the Fund’s fiscal-year ended September 30, 2019. Based upon its review, the Board concluded that the compensation structure was reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board noted that the Fund did not pay an advisory fee to the Adviser. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. The Board noted, however, that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
51

Calvert
Growth Allocation Fund
March 31, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
52

Calvert
Growth Allocation Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Growth Allocation Fund (formerly, Calvert Aggressive Allocation Fund) (the “Fund”) is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended September 30, 2019, while it had underperformed its benchmark index for the one-, three- and five-year periods ended September 30, 2019. The performance data also indicated that the Fund had outperformed its blended benchmark for the one- and three-year periods ended September 30, 2019, while it had underperformed its blended benchmark for the five-year period ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into consideration that the Fund does not pay an advisory fee to CRM for advisory services but that CRM does receive advisory fees from the underlying funds in which the Fund invests. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the compensation structure was reasonable in view of the nature, extent and quality of services provided by the Adviser.
53

Calvert
Growth Allocation Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board noted that the Fund did not pay an advisory fee to the Adviser. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. The Board noted, however, that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
54

Calvert
Asset Allocation Funds
March 31, 2020
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
55

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
56

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24206     3.31.20

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics - Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 26, 2020

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 26, 2020